UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square,
2005 Market Street Suite 2020
Philadelphia, Pennsylvania			19103
(Address of principal executive offices)			(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2009 - December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueSharesTM ETF Trust
Semi-Annual Report to Shareholders

December 31, 2009

www.RevenueSharesETFs.com | 877.738.8870

Table of Contents

Letter to Shareholders	2

Shareholder Expense Examples	4

Frequency Distribution of Premium and Discount	5

Schedule of Investments Summary Tables	6

Schedules of Investments

RevenueShares Large Cap Fund	7

RevenueShares Mid Cap Fund	12

RevenueShares Small Cap Fund	17

RevenueShares Financials Sector Fund	23

RevenueShares ADR Fund	24

RevenueShares Navellier Overall A-100 Fund	27

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34

Notes to Financial Statements	37

Supplemental Information	44

Letter To Shareholders

February 2010

Dear Shareholder:

In February 2008, RevenueShares launched its first three funds. Despite the worst bear market since the 1930s, RWL (RevenueShares Large Cap Fund), RWK (RevenueShares Mid Cap Fund) and RWJ (RevenueShares Small Cap Fund) have been met with enthusiasm by investors and have gained market share. The three Funds all exceed $80 million in assets with RWL exceeding $100 million in assets.

In the fall of 2008, RevenueShares followed RWL, RWK and RWJ with two additional funds: RWW (RevenueShares Financials Sector Fund), RTR (RevenueShares ADR Fund), and in January 2009, RevenueShares added RWV (RevenueShares Navellier Overall A-100 Fund). Since our last letter to shareholders these Funds have all experienced excellent returns.

Fund returns at NAV — Six Months Ended December 31, 2009 vs. Benchmark:

°  RWL, 24.46% vs. S&P 500 Index, 22.59%

°  RWK, 28.39% vs. S&P MidCap 400 Index, 26.65%

°  RWJ, 29.60% vs. S&P SmallCap 600 Index, 24.73%

°  RWW, 23.82% vs. S&P 500 Financials Index, 21.36%

°  RTR, 23.00% vs. S&P ADR Index, 24.10%

°  RWV, 17.80% vs. Russell 3000 Index, 23.17%

We believe the equity markets will continue in an upward trend as the market continues to climb a "wall of worry" to new highs over the next 18 months. Despite record budget deficits, high unemployment and dysfunctional behavior in Washington, the U.S. and world economies are grudgingly expanding. We believe the U.S. gross domestic product (GDP) may exceed 3% during 2010 and looking back over similar periods, the U.S. equity markets have performed exceedingly well during the first two years of economic recoveries. For example, during the period of 1937-1947 the U.S. economy absorbed huge budget deficits and endured a world war, yet the U.S. equity markets experienced double-digit returns. In the period between 1974-1984, there was a mixture of high budget deficits, inflation and stubbornly high unemployment. Still, the equity markets annualized double-digit returns during this period as well. We believe the U.S. stock market and indeed the global equity markets will exceed most analyst predictions over the next two to five years. The economic global expansion is intact and will be the driving force behind the rising equity market both domestically and internationally. We believe RevenueShares ETFs are well positioned to participate in the forthcoming global expansion.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400TM Index consists of 400 domestic mid cap stocks

Letter To Shareholders — concluded

selected for market size, liquidity and industry group representation. The S&P SmallCap 600TM Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor's® deems to be part of the Financials sector of the U.S. economy, using Global Industry Classification Standards. S&P® ADR Index is a U.S. dollar denominated index of the non-U.S. companies contained in the S&P® Global 1200 Ex U.S. Index. The S&P® Global 1200 Ex U.S. Index is a free-float weighted global index covering 29 countries and approximately 70% of the world's capital markets. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. One cannot invest directly in an index.

RevenueShares ETFs are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in RevenueShares ETFs.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds' present investment methodology and do not constitute investment advice.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") is determined by using the mean of the bid and offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund's NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Shareholder Expense Examples
(UNAUDITED)

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2009 to December 31, 2009.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During the Six Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,244.60	0.49%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,283.90	0.54%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,296.00	0.54%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,238.20	0.49%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares ADR Fund
Actual	$1,000.00	$1,230.00	0.49%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,178.00	0.60%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

†  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Frequency Distribution of Premium and Discount
(UNAUDITED)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund's net asset value. Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint of the bid/ask at closing on the stock exchange which the shares of the Fund are listed for trading, as of the time the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for each Fund is for the period from July 1, 2009 to December 31, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

RevenueShares Large Cap Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	46	36.5%	79	62.7%
0.25	% - 0.499%	0	0.0	0	0.0
0.50	% - 0.749%	0	0.0	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	1	0.8
Total		46	36.5%	80	63.5%

RevenueShares Small Cap Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	68	54.0%	58	46.0%
0.25	% - 0.499%	0	0.0	0	0.0
0.50	% - 0.749%	0	0.0	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	0	0.0
Total		68	54.0%	58	46.0%

RevenueShares ADR Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	49	38.9%	76	60.3%
0.25	% - 0.499%	0	0.0	0	0.0
0.50	% - 0.749%	0	0.0	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	1	0.8
Total		49	38.9%	77	61.1%

RevenueShares Mid Cap Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	45	35.7%	81	64.3%
0.25	% - 0.499%	0	0.0	0	0.0
0.50	% - 0.749%	0	0.0	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	0	0.0
Total		45	35.7%	81	64.3%

RevenueShares Financials Sector Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	55	43.7%	70	55.5%
0.25	% - 0.499%	0	0.0	1	0.8
0.50	% - 0.749%	0	0.0	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	0	0.0
Total		55	43.7%	71	56.3%

RevenueShares Navellier Overall A-100 Fund

		Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV
Premium/ Discount Range		Number of Days	% of Total Days	Number of Days	% of Total Days
0.00	% - 0.249%	68	54.0%	54	42.8%
0.25	% - 0.499%	0	0.0	3	2.4
0.50	% - 0.749%	1	0.8	0	0.0
0.75	% - 0.999%	0	0.0	0	0.0
1.00	% or more	0	0.0	0	0.0
Total		69	54.8%	57	45.2%

Schedule of Investments Summary Tables
(UNAUDITED)

RevenueShares Large Cap Fund

Industry	% of Net Assets
Automobiles & Components	2.1%
Banks	2.3
Capital Goods	9.1
Commercial & Professional Services	0.7
Consumer Durables & Apparel	1.3
Consumer Services	1.2
Diversified Financials	6.6
Energy	11.6
Food & Staples Retailing	10.0
Food, Beverage & Tobacco	5.1
Health Care Equipment & Services	8.5
Household & Personal Products	1.6
Insurance	4.1
Materials	3.5
Media	3.0
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	0.4
Retailing	6.6
Semiconductors & Semiconductor Equipment	1.0
Software & Services	2.7
Technology Hardware & Equipment	6.1
Telecommunication Services	3.4
Transportation	1.9
Utilities	3.9
Total Investments	100.0
Liabilities in Excess of Other Assets	— *
Net Assets	100.0%

RevenueShares Financials Sector Fund

Industry	% of Net Assets
Capital Markets	11.7%
Commercial Banks	16.9
Consumer Finance	5.0
Diversified Financial Services	32.6
Insurance	30.6
Real Estate Investment Trusts	2.5
Real Estate Management & Development	0.5
Thrifts & Mortgage Finance	0.4
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

RevenueShares Mid Cap Fund

Industry	% of Net Assets
Automobiles & Components	0.7%
Banks	2.2
Capital Goods	12.8
Commercial & Professional Services	3.8
Consumer Durables & Apparel	3.3
Consumer Services	3.1
Diversified Financials	1.1
Energy	4.0
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	3.7
Health Care Equipment & Services	9.8
Household & Personal Products	1.1
Insurance	5.5
Materials	7.8
Media	0.7
Pharmaceuticals, Biotechnology & Life Sciences	1.6
Real Estate	2.0
Retailing	7.6
Semiconductors & Semiconductor Equipment	0.9
Software & Services	4.5
Technology Hardware & Equipment	11.7
Telecommunication Services	0.9
Transportation	2.5
Utilities	7.3
Total Investments	100.0
Other Assets in Excess of Liabilities	— **
Net Assets	100.0%

RevenueShares ADR Fund

Industry	% of Net Assets
Automobiles & Components	7.9%
Banks	12.3
Capital Goods	4.3
Consumer Durables & Apparel	2.9
Consumer Services	0.3
Diversified Financials	5.5
Energy	26.4
Food & Staples Retailing	0.5
Food, Beverage & Tobacco	3.7
Health Care Equipment & Services	0.2
Insurance	5.8
Materials	5.8
Media	0.9
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Real Estate	0.2
Semiconductors & Semiconductor Equipment	0.4
Software & Services	0.3
Technology Hardware & Equipment	4.8
Telecommunication Services	12.1
Transportation	0.3
Utilities	2.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

RevenueShares Small Cap Fund

Industry	% of Net Assets
Automobiles & Components	0.4%
Banks	3.1
Capital Goods	12.4
Commercial & Professional Services	5.5
Consumer Durables & Apparel	6.3
Consumer Services	4.8
Diversified Financials	1.3
Energy	5.7
Food & Staples Retailing	5.4
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	10.3
Household & Personal Products	0.6
Insurance	2.3
Materials	5.3
Media	1.2
Pharmaceuticals, Biotechnology & Life Sciences	1.1
Real Estate	1.5
Retailing	12.0
Semiconductors & Semiconductor Equipment	1.6
Software & Services	3.4
Technology Hardware & Equipment	8.4
Telecommunication Services	0.3
Transportation	1.7
Utilities	3.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

RevenueShares Navellier Overall A-100 Fund

Industry	% of Net Assets
Automobiles & Components	0.6%
Banks	0.3
Capital Goods	0.8
Commercial & Professional Services	0.9
Consumer Durables & Apparel	0.3
Consumer Services	1.4
Diversified Financials	0.6
Energy	6.3
Food & Staples Retailing	2.3
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	13.1
Household & Personal Products	2.0
Insurance	0.3
Materials	8.6
Media	0.8
Pharmaceuticals, Biotechnology & Life Sciences	1.9
Retailing	11.0
Semiconductors & Semiconductor Equipment	2.5
Software & Services	17.4
Technology Hardware & Equipment	19.3
Telecommunication Services	2.7
Transportation	1.0
Total Investments	100.0
Liabilities in Excess of Other Assets	— *
Net Assets	100.0%

*  More than (0.05)%

**  Less than 0.05%.

Schedule of Investments

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—2.1%
Ford Motor Co.*	153,275	$1,532,751
Goodyear Tire & Rubber Co.*	13,563	191,238
Harley-Davidson, Inc.	2,396	60,379
Johnson Controls, Inc.	13,685	372,779
Total Automobiles & Components		2,157,147
Banks—2.3%
BB&T Corp.	4,931	125,099
Comerica, Inc.	1,463	43,261
Fifth Third Bancorp	9,417	91,816
First Horizon National Corp.*	2,163	28,984
Hudson City Bancorp, Inc.	2,697	37,030
Huntington Bancshares, Inc.	10,401	37,964
KeyCorp	12,348	68,531
M&T Bank Corp.	760	50,836
Marshall & Ilsley Corp.	7,237	39,442
People's United Financial, Inc.	883	14,746
PNC Financial Services Group, Inc.	3,854	203,453
Regions Financial Corp.	19,705	104,239
SunTrust Banks, Inc.	5,930	120,320
U.S. Bancorp	10,080	226,901
Wells Fargo & Co.	41,588	1,122,460
Zions Bancorporation	3,094	39,696
Total Banks		2,354,778
Capital Goods—9.1%
3M Co.	3,406	281,574
Boeing Co.	13,941	754,626
Caterpillar, Inc.	8,037	458,029
Cummins, Inc.	2,853	130,839
Danaher Corp.	1,897	142,654
Deere & Co.	5,800	313,722
Dover Corp.	1,788	74,399
Eaton Corp.	2,322	147,726
Emerson Electric Co.	6,502	276,985
Fastenal Co.	586	24,401
First Solar, Inc.*	204	27,622
Flowserve Corp.	562	53,126
Fluor Corp.	6,775	305,146
General Dynamics Corp.	5,690	387,887
General Electric Co.	125,801	1,903,369
Goodrich Corp.	1,365	87,701
Honeywell International, Inc.	9,633	377,614
Illinois Tool Works, Inc.	3,484	167,197
ITT Corp.	2,614	130,020
Jacobs Engineering Group, Inc.*	4,207	158,225
L-3 Communications Holdings, Inc.	2,279	198,159
Lockheed Martin Corp.	7,057	531,745
Masco Corp.	7,158	98,852
Northrop Grumman Corp.	7,791	435,127
PACCAR, Inc.	2,967	107,613
Pall Corp.	769	27,838
Parker Hannifin Corp.	2,554	137,610
Precision Castparts Corp.	780	86,073
Quanta Services, Inc.*	2,200	45,848
Raytheon Co.	5,625	289,800
Rockwell Automation, Inc.	1,234	57,973
Rockwell Collins, Inc.	1,074	59,457

Investments	Shares	Value
Roper Industries, Inc.	409	$21,419
Snap-On, Inc.	683	28,864
Stanley Works	962	49,553
Textron, Inc.	6,892	129,639
United Technologies Corp.	9,606	666,752
W.W. Grainger, Inc.	772	74,753
Total Capital Goods		9,249,937
Commercial & Professional Services—0.7%
Avery Dennison Corp.	1,951	71,192
Cintas Corp.	1,634	42,566
Dun & Bradstreet Corp.	265	22,358
Equifax, Inc.	678	20,943
Iron Mountain, Inc.*	1,521	34,618
Monster Worldwide, Inc.*	1,013	17,626
Pitney Bowes, Inc.	3,019	68,712
R.R. Donnelley & Sons Co.	5,649	125,803
Republic Services, Inc.	3,056	86,515
Robert Half International, Inc.	1,575	42,100
Stericycle, Inc.*	181	9,986
Waste Management, Inc.	4,328	146,331
Total Commercial & Professional Services		688,750
Consumer Durables & Apparel—1.3%
Black & Decker Corp.	961	62,302
Coach, Inc.	1,210	44,201
D.R. Horton, Inc.	5,514	59,937
Eastman Kodak Co.	20,632	87,067
Fortune Brands, Inc.	1,899	82,037
Harman International Industries, Inc.	1,140	40,219
Hasbro, Inc.	1,560	50,014
Leggett & Platt, Inc.	1,963	40,045
Lennar Corp. Class A	3,676	46,943
Mattel, Inc.	3,377	67,472
Newell Rubbermaid, Inc.	4,339	65,128
Nike, Inc. Class B	3,780	249,744
Polo Ralph Lauren Corp.	775	62,760
Pulte Homes, Inc.	5,919	59,190
VF Corp.	1,199	87,815
Whirlpool Corp.	2,706	218,265
Total Consumer Durables & Apparel		1,323,139
Consumer Services—1.2%
Apollo Group, Inc. Class A*,**	802	48,585
Carnival Corp.*	5,025	159,242
Darden Restaurants, Inc.	2,672	93,707
DeVry, Inc.	401	22,749
H&R Block, Inc.	2,397	54,220
International Game Technology	1,502	28,193
Marriott International, Inc. Class A	5,131	139,820
McDonald's Corp.	4,428	276,484
Starbucks Corp.*	5,480	126,369
Starwood Hotels & Resorts Worldwide, Inc.	1,795	65,643
Wyndham Worldwide Corp.	2,376	47,924
Wynn Resorts Ltd.*	601	34,996
Yum! Brands, Inc.	3,840	134,285
Total Consumer Services		1,232,217

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Diversified Financials—6.6%
American Express Co.	8,291	$335,951
Ameriprise Financial, Inc.	2,314	89,829
Bank of America Corp.	115,970	1,746,508
Bank of New York Mellon Corp.	3,720	104,048
Capital One Financial Corp.	5,085	194,959
Charles Schwab Corp.	3,108	58,493
Citigroup, Inc.	334,728	1,107,950
CME Group, Inc.	99	33,259
Discover Financial Services	4,801	70,623
E*Trade Financial Corp.*	21,784	38,122
Federated Investors, Inc. Class B**	507	13,943
Franklin Resources, Inc.	503	52,991
Goldman Sachs Group, Inc.	3,371	569,160
IntercontinentalExchange, Inc.*	88	9,882
Invesco Ltd.	1,354	31,805
Janus Capital Group, Inc.	723	9,724
JPMorgan Chase & Co.	33,856	1,410,780
Legg Mason, Inc.	1,751	52,810
Leucadia National Corp.*	490	11,657
Moody's Corp.	715	19,162
Morgan Stanley	12,816	379,354
Nasdaq OMX Group, Inc.*	2,226	44,119
Northern Trust Corp.	1,156	60,574
NYSE Euronext	2,269	57,406
SLM Corp.*	6,514	73,413
State Street Corp.	2,992	130,272
T. Rowe Price Group, Inc.	404	21,513
Total Diversified Financials		6,728,307
Energy—11.6%
Anadarko Petroleum Corp.	1,767	110,296
Apache Corp.	1,020	105,233
Baker Hughes, Inc.	3,251	131,600
BJ Services Co.	3,222	59,929
Cabot Oil & Gas Corp.	277	12,074
Cameron International Corp.*	1,725	72,105
Chesapeake Energy Corp.	4,485	116,072
Chevron Corp.	24,434	1,881,174
ConocoPhillips	32,943	1,682,399
Consol Energy, Inc.	1,165	58,017
Denbury Resources, Inc.*	872	12,906
Devon Energy Corp.	1,618	118,923
Diamond Offshore Drilling, Inc.	480	47,242
El Paso Corp.	6,025	59,226
EOG Resources, Inc.	526	51,180
Exxon Mobil Corp.	45,209	3,082,802
FMC Technologies, Inc.*	1,026	59,344
Halliburton Co.	6,901	207,651
Hess Corp.	6,194	374,737
Marathon Oil Corp.	18,428	575,322
Massey Energy Co.	948	39,825
Murphy Oil Corp.	4,040	218,968
Nabors Industries Ltd.*	2,611	57,155
National Oilwell Varco, Inc.	3,726	164,279
Noble Energy, Inc.	389	27,705
Occidental Petroleum Corp.	2,408	195,891
Peabody Energy Corp.	1,801	81,423
Pioneer Natural Resources Co.	499	24,037
Range Resources Corp.	297	14,805

Investments	Shares	Value
Rowan Cos., Inc.	1,075	$24,338
Schlumberger Ltd.	4,725	307,550
Smith International, Inc.	4,279	116,260
Southwestern Energy Co.*	617	29,739
Spectra Energy Corp.	2,751	56,423
Sunoco, Inc.	13,578	354,386
Tesoro Corp.	15,739	213,263
Valero Energy Corp.	50,194	840,750
Williams Cos., Inc.	5,209	109,806
XTO Energy, Inc.	2,520	117,256
Total Energy		11,812,091
Food & Staples Retailing—10.0%
Costco Wholesale Corp.	15,036	889,680
CVS Caremark Corp.	37,681	1,213,705
Kroger Co.	46,379	952,161
Safeway, Inc.	24,016	511,301
SUPERVALU, Inc.	40,346	512,798
SYSCO Corp.	15,733	439,580
Walgreen Co.	19,728	724,412
Wal-Mart Stores, Inc.	90,029	4,812,050
Whole Foods Market, Inc.*	3,756	103,102
Total Food & Staples Retailing		10,158,789
Food, Beverage & Tobacco—5.1%
Altria Group, Inc.	10,385	203,858
Archer-Daniels-Midland Co.	29,856	934,792
Brown-Forman Corp. Class B**	590	31,606
Campbell Soup Co.	2,706	91,463
Coca-Cola Co.	6,350	361,951
Coca-Cola Enterprises, Inc.	13,457	285,288
ConAgra Foods, Inc.	6,819	157,178
Constellation Brands, Inc. Class A*	2,915	46,436
Dean Foods Co.*	8,034	144,933
Dr Pepper Snapple Group, Inc.*	2,445	69,194
General Mills, Inc.	2,556	180,990
H.J. Heinz Co.	2,919	124,816
Hershey Co.	1,789	64,028
Hormel Foods Corporation	2,082	80,053
J.M. Smucker Co.	664	41,002
Kellogg Co.	2,887	153,588
Kraft Foods, Inc. Class A	18,202	494,731
Lorillard Inc.	514	41,238
McCormick & Co., Inc.**	1,064	38,442
Molson Coors Brewing Co. Class B	796	35,947
Pepsi Bottling Group, Inc.	4,287	160,763
PepsiCo, Inc.	8,363	508,471
Philip Morris International, Inc.	6,069	292,465
Reynolds American, Inc.	1,952	103,397
Sara Lee Corp.	12,624	153,760
Tyson Foods, Inc. Class A	25,890	317,670
Total Food, Beverage & Tobacco		5,118,060
Health Care Equipment & Services—8.5%
Aetna, Inc.	12,799	405,728
AmerisourceBergen Corp.	34,121	889,534
Baxter International, Inc.	2,550	149,634
Becton Dickinson & Co.	1,113	87,771
Boston Scientific Corp.*	11,282	101,538
C.R. Bard, Inc.	363	28,278

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—8.5% (continued)
Cardinal Health, Inc.	36,490	$1,176,438
CareFusion Corp.*	1,916	47,919
Cigna Corp.	6,453	227,597
Coventry Health Care, Inc.*	7,091	172,240
DaVita, Inc.*	1,225	71,957
DENTSPLY International, Inc.	682	23,986
Express Scripts, Inc.*	3,053	263,932
Hospira, Inc.*	955	48,705
Humana, Inc.*	8,887	390,050
IMS Health, Inc.	1,281	26,978
Intuitive Surgical, Inc.*	51	15,469
Laboratory Corp. of America Holdings*	767	57,402
McKesson Corp.	20,847	1,302,939
Medco Health Solutions, Inc.*	10,768	688,183
Medtronic, Inc.	4,097	180,186
Patterson Cos., Inc.*	1,310	36,654
Quest Diagnostics, Inc.	1,515	91,476
St. Jude Medical, Inc.*	1,474	54,214
Stryker Corp.	1,561	78,628
Tenet Healthcare Corp.*	23,257	125,355
UnitedHealth Group, Inc.	34,628	1,055,461
Varian Medical Systems, Inc.*	564	26,423
WellPoint, Inc.*	12,966	755,788
Zimmer Holdings, Inc.*	877	51,839
Total Health Care Equipment & Services		8,632,302
Household & Personal Products—1.6%
Avon Products, Inc.	3,671	115,637
Clorox Co.	1,064	64,904
Colgate-Palmolive Co.	2,190	179,909
Estee Lauder Cos., Inc. Class A	1,939	93,770
Kimberly-Clark Corp.	3,522	224,387
Mead Johnson Nutrition Co.	86	3,758
Procter & Gamble Co.	15,851	961,045
Total Household & Personal Products		1,643,410
Insurance—4.1%
Aflac, Inc.	4,668	215,895
Allstate Corp.	13,254	398,150
American International Group, Inc.*	22,116	663,039
AON Corp.	2,384	91,403
Assurant, Inc.	3,614	106,541
Chubb Corp.	3,152	155,015
Cincinnati Financial Corp.	1,777	46,628
Genworth Financial, Inc. Class A*	10,910	123,829
Hartford Financial Services Group, Inc.	9,513	221,272
Lincoln National Corp.	4,589	114,174
Loews Corp.	4,487	163,102
Marsh & McLennan Cos., Inc.	5,846	129,080
MetLife, Inc.	14,466	511,373
Principal Financial Group, Inc.	4,732	113,757
Progressive Corp.*	9,983	179,594
Prudential Financial, Inc.	7,828	389,521
Torchmark Corp.	905	39,775
Travelers Cos., Inc.	5,750	286,695
Unum Group	6,365	124,245
XL Capital Ltd. Class A	4,434	81,275
Total Insurance		4,154,363

Investments	Shares	Value
Materials—3.5%
Air Products & Chemicals, Inc.	1,319	$106,918
Airgas, Inc.	1,157	55,073
AK Steel Holding Corp.	2,626	56,065
Alcoa, Inc.	16,121	259,871
Allegheny Technologies, Inc.	1,162	52,023
Ball Corp.	1,703	88,045
Bemis Co., Inc.	1,393	41,302
CF Industries Holdings, Inc.	441	40,034
Cliffs Natural Resources, Inc.	549	25,303
Dow Chemical Co.	19,900	549,837
E.I. Du Pont de Nemours & Co.	9,838	331,245
Eastman Chemical Co.	1,070	64,457
Ecolab, Inc.	1,553	69,233
FMC Corp.	653	36,411
Freeport-McMoRan Copper & Gold, Inc.*	2,079	166,923
International Flavors & Fragrances, Inc.	670	27,564
International Paper Co.	11,411	305,587
MeadWestvaco Corp.	2,662	76,213
Monsanto Co.	1,727	141,182
Newmont Mining Corp.	1,538	72,763
Nucor Corp.	3,611	168,453
Owens-Illinois, Inc.*	2,850	93,680
Pactiv Corp.*	1,731	41,786
PPG Industries, Inc.	2,551	149,336
Praxair, Inc.	1,332	106,973
Sealed Air Corp.	2,335	51,043
Sigma-Aldrich Corp.	415	20,970
Titanium Metals Corp.	1,094	13,697
United States Steel Corp.	3,266	180,022
Vulcan Materials Co.	735	38,712
Weyerhaeuser Co.	1,738	74,977
Total Materials		3,505,698
Media—3.0%
CBS Corp. Class B**	11,574	162,615
Comcast Corp. Class A	24,333	410,254
DIRECTV Class A*	7,718	257,395
Gannett Co., Inc.	5,606	83,249
Interpublic Group of Cos., Inc.*	10,497	77,468
McGraw-Hill Cos., Inc.	2,262	75,800
Meredith Corp.	609	18,788
New York Times Co. Class A	3,384	41,826
News Corp. Class A**	30,532	417,983
Omnicom Group, Inc.	3,976	155,660
Scripps Networks Interactive, Inc. Class A**	466	19,339
Time Warner Cable, Inc.	5,078	210,178
Time Warner, Inc.	13,369	389,573
Viacom, Inc., Class B*,**	5,471	162,653
Walt Disney Co.	13,883	447,727
Washington Post Co. Class B	130	57,148
Total Media		2,987,656
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
Abbott Laboratories	6,694	361,409
Allergan, Inc.	878	55,323
Amgen, Inc.*	3,139	177,573
Biogen Idec, Inc.*	1,081	57,834

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.3% (continued)
Bristol-Myers Squibb Co.	10,023	$253,081
Celgene Corp.*	578	32,183
Cephalon, Inc.*	449	28,022
Eli Lilly & Co.	7,289	260,290
Forest Laboratories, Inc.*	1,498	48,101
Genzyme Corp.*	1,120	54,891
Gilead Sciences, Inc.*	1,670	72,278
Johnson & Johnson	11,434	736,464
King Pharmaceuticals, Inc.*	1,462	17,939
Life Technologies Corp.*	709	37,031
Merck & Co., Inc.	7,575	276,791
Millipore Corp.*	281	20,330
Mylan, Inc.*	3,336	61,482
PerkinElmer, Inc.	1,212	24,955
Pfizer, Inc.	30,328	551,666
Thermo Fisher Scientific, Inc.*	2,497	119,082
Waters Corp.*	305	18,898
Watson Pharmaceuticals, Inc.*	868	34,381
Total Pharmaceuticals, Biotechnology & Life Sciences		3,300,004
Real Estate—0.4%
Apartment Investment & Management Co. Class A (a)	1,168	18,595
AvalonBay Communities, Inc. (a)	106	8,704
Boston Properties, Inc. (a)	212	14,219
CB Richard Ellis Group, Inc. Class A*	4,381	59,449
Equity Residential (a)	787	26,585
HCP, Inc. (a)	390	11,911
Health Care REIT, Inc. (a)	179	7,933
Host Hotels & Resorts, Inc. (a)	5,464	63,764
Kimco Realty Corp. (a)	504	6,819
Plum Creek Timber Co., Inc. (a)	401	15,142
ProLogis (a)	2,298	31,460
Public Storage, Inc. (a)	206	16,779
Simon Property Group, Inc. (a)	604	48,199
Ventas, Inc. (a)	275	12,029
Vornado Realty Trust (a)	481	33,641
Total Real Estate		375,229
Retailing—6.6%
Abercrombie & Fitch Co. Class A	1,307	45,549
Amazon.com, Inc.*	1,980	266,350
AutoNation, Inc.*	7,357	140,887
AutoZone, Inc.*	529	83,619
Bed Bath & Beyond, Inc.*	2,392	92,403
Best Buy Co., Inc.	12,354	487,489
Big Lots, Inc.*	2,030	58,829
Expedia, Inc.*	1,405	36,123
Family Dollar Stores, Inc.	3,189	88,750
GameStop Corp. Class A*	4,654	102,109
Gap, Inc.	8,740	183,103
Genuine Parts Co.	3,238	122,914
Home Depot, Inc.	32,491	939,964
JC Penney Co., Inc.	8,214	218,575
Kohl's Corp.*	3,764	202,993
Limited Brands, Inc.	6,278	120,789
Lowe's Cos., Inc.	25,776	602,901
Macy's, Inc.	19,516	327,088

Investments	Shares	Value
Nordstrom, Inc.	2,987	$112,251
Office Depot, Inc.*	23,145	149,285
O'Reilly Automotive, Inc.*	1,534	58,476
priceline.com, Inc.*	155	33,868
RadioShack Corp.	2,706	52,767
Ross Stores, Inc.	710	30,324
Sears Holdings Corp.*	8,134	678,782
Sherwin-Williams Co.	1,411	86,988
Staples, Inc.	11,156	274,326
Target Corp.	17,361	839,751
Tiffany & Co.	991	42,613
TJX Cos., Inc.	6,142	224,490
Total Retailing		6,704,356
Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc.*	7,344	71,090
Altera Corp.	692	15,660
Analog Devices, Inc.	847	26,748
Applied Materials, Inc.	5,095	71,024
Broadcom Corp. Class A*	1,674	52,647
Intel Corp.	19,860	405,144
KLA-Tencor Corp.	631	22,817
Linear Technology Corp.	388	11,850
LSI Corp.*	4,834	29,052
MEMC Electronic Materials, Inc.*	1,165	15,867
Microchip Technology, Inc.	394	11,450
Micron Technology, Inc.*	7,306	77,151
National Semiconductor Corp.	1,363	20,936
Novellus Systems Inc.*	308	7,189
NVIDIA Corp.*	3,588	67,024
Teradyne, Inc.*	977	10,483
Texas Instruments, Inc.	4,717	122,925
Xilinx, Inc.	815	20,424
Total Semiconductors & Semiconductor Equipment		1,059,481
Software & Services—2.7%
Adobe Systems, Inc.*	1,062	39,060
Affiliated Computer Services, Inc. Class A*	1,385	82,671
Akamai Technologies, Inc.*	418	10,588
Autodesk, Inc.*	1,254	31,864
Automatic Data Processing, Inc.	2,512	107,564
BMC Software, Inc.*	518	20,772
CA, Inc.	2,308	51,838
Citrix Systems, Inc.*	516	21,471
Cognizant Technology Solutions Corp. Class A*	872	39,502
Computer Sciences Corp.*	3,756	216,083
Compuware Corp.*	1,587	11,474
eBay, Inc.*	4,545	106,989
Electronic Arts, Inc.*	3,283	58,273
Fidelity National Information Services, Inc.	1,746	40,926
Fiserv, Inc.*	1,175	56,964
Google, Inc. Class A*	479	296,970
Intuit, Inc.*	1,287	39,524
Mastercard, Inc. Class A	253	64,763
McAfee, Inc.*	683	27,709
Microsoft Corp.	24,929	760,084

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Software & Services—2.7% (continued)
Novell, Inc.*	2,067	$8,578
Oracle Corp.	12,688	311,363
Paychex, Inc.	801	24,543
Red Hat, Inc.*	285	8,807
SAIC, Inc.*	1,584	30,001
Salesforce.com, Inc.*	178	13,131
Symantec Corp.*	4,273	76,444
Total System Services, Inc.	1,109	19,152
VeriSign, Inc.*	490	11,878
Visa Inc. Class A	79	6,909
Western Union Co.	3,078	58,020
Yahoo! Inc.*	5,125	85,998
Total Software & Services		2,739,913
Technology Hardware & Equipment—6.1%
Agilent Technologies, Inc.*	1,988	61,767
Amphenol Corp. Class A	796	36,759
Apple, Inc.*	2,153	453,982
Cisco Systems, Inc.*	19,283	461,635
Corning, Inc.	3,371	65,094
Dell, Inc.*	58,875	845,445
EMC Corp.*	10,257	179,190
Flir Systems, Inc.*	512	16,753
Harris Corp.	1,457	69,280
Hewlett-Packard Co.	28,585	1,472,412
International Business Machines Corp.	9,025	1,181,373
Jabil Circuit, Inc.	10,673	185,390
JDS Uniphase Corp.*	2,133	17,597
Juniper Networks, Inc.*	1,600	42,672
Lexmark International, Inc. Class A*	1,888	49,050
Molex, Inc.	1,968	42,410
Motorola, Inc.	34,406	266,991
NetApp, Inc.*	1,294	44,501
QLogic Corp.*	386	7,284
QUALCOMM, Inc.	2,945	136,236
SanDisk Corp.*	1,748	50,675
Sun Microsystems, Inc.*	19,978	187,194
Tellabs, Inc.*	3,473	19,727
Teradata Corp*	674	21,184
Western Digital Corp.*	2,340	103,311
Xerox Corp.	23,618	199,808
Total Technology Hardware & Equipment		6,217,720
Telecommunication Services—3.4%
American Tower Corp., Class A*	487	21,043
AT&T, Inc.	54,285	1,521,608
CenturyTel, Inc.	1,265	45,806
Frontier Communications Corp.	3,282	25,632
MetroPCS Communications, Inc.*	5,871	44,796
Qwest Communications International, Inc.	37,302	157,041
Sprint Nextel Corp.*	100,604	368,211
Verizon Communications, Inc.	38,281	1,268,250
Windstream Corp.	2,978	32,728
Total Telecommunication Services		3,485,115
Transportation—1.9%
Burlington Northern Santa Fe Corp.	1,818	179,291
C.H. Robinson Worldwide, Inc.	1,584	93,028

Investments	Shares	Value
CSX Corp.	2,357	$114,291
Expeditors International Washington, Inc.	1,482	51,470
FedEx Corp.	5,183	432,521
Norfolk Southern Corp.	1,957	102,586
Ryder System, Inc.	1,590	65,460
Southwest Airlines Co.	12,340	141,046
Union Pacific Corp.	2,778	177,514
United Parcel Service, Inc. Class B	9,607	551,155
Total Transportation		1,908,362
Utilities—3.9%
AES Corp.*	13,676	182,028
Allegheny Energy, Inc.	1,746	40,996
Ameren Corp.	3,278	91,620
American Electric Power Co., Inc.	4,673	162,574
Centerpoint Energy, Inc.	7,608	110,392
CMS Energy Corp.	5,208	81,557
Consolidated Edison, Inc.	3,466	157,460
Constellation Energy Group, Inc.	6,265	220,339
Dominion Resources, Inc.	5,035	195,962
DTE Energy Co.	2,181	95,070
Duke Energy Corp.	8,758	150,725
Edison International	4,284	148,998
Entergy Corp.	1,668	136,509
EQT Corp.	441	19,369
Exelon Corp.	4,192	204,862
FirstEnergy Corp.	3,481	161,692
FPL Group, Inc.	3,525	186,191
Integrys Energy Group, Inc.	2,727	114,507
Nicor, Inc.	807	33,975
NiSource, Inc.	5,616	86,374
Northeast Utilities	2,847	73,424
Pepco Holdings, Inc.	6,816	114,850
PG&E Corp.	3,700	165,205
Pinnacle West Capital Corp.	972	35,556
PPL Corp.	3,166	102,293
Progress Energy, Inc.	2,851	116,920
Public Service Enterprise Group, Inc.	4,719	156,907
Questar Corp.	877	36,457
SCANA Corp.	1,595	60,100
Sempra Energy	1,789	100,148
Southern Co.	5,740	191,257
TECO Energy, Inc.	2,644	42,886
Wisconsin Energy Corp.	1,098	54,713
Xcel Energy, Inc.	5,626	119,384
Total Utilities		3,951,300
Total Investments—100.0% (Cost $95,977,708)		101,488,124
Liabilities in Excess of Other Assets—(0.0)%†		(33,929)
Net Assets—100.0%		$101,454,195

*  Non-income producing security

**  Non-voting Shares

(a)  Real Estate Investment Trust

†  More than (0.05)%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES MID CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.7%
BorgWarner, Inc.	9,335	$310,108
Gentex Corp.	2,150	38,378
Thor Industries, Inc.	4,649	145,979
Total Automobiles & Components		494,465
Banks—2.2%
Associated Banc-Corp.	9,783	107,711
Astoria Financial Corp.	7,501	93,237
BancorpSouth, Inc.	2,956	69,348
Bank of Hawaii Corp.	1,266	59,578
Cathay General Bancorp	6,350	47,943
City National Corp.	1,869	85,226
Commerce Bancshares, Inc.	2,369	91,728
Cullen/Frost Bankers, Inc.	1,448	72,400
First Niagara Financial Group, Inc.	3,309	46,028
FirstMerit Corp.	2,656	53,492
Fulton Financial Corp.	8,548	74,539
International Bancshares Corp.	3,312	62,696
New Alliance Bancshares, Inc.	2,830	33,988
New York Community Bancorp, Inc.	10,008	145,216
PacWest Bancorp	1,192	24,019
SVB Financial Group*	1,069	44,567
Synovus Financial Corp.	69,493	142,461
TCF Financial Corp.	8,603	117,173
Trustmark Corp.	2,769	62,413
Valley National Bancorp	4,549	64,277
Washington Federal, Inc.	2,874	55,583
Webster Financial Corp.	5,721	67,908
Westamerica Bancorporation	420	23,255
Wilmington Trust Corp.	4,790	59,109
Total Banks		1,703,895
Capital Goods—12.8%
Aecom Technology Corp.*	18,535	509,713
AGCO Corp.*	17,578	568,473
Alliant Techsystems, Inc.*	3,827	337,809
AMETEK, Inc.	4,461	170,589
BE Aerospace, Inc.*	7,085	166,498
Bucyrus International, Inc.	4,184	235,852
Carlisle Cos., Inc.	5,520	189,115
Crane Co.	5,923	181,362
Donaldson Co., Inc.	3,729	158,632
Federal Signal Corp.	11,014	66,304
GATX Corp.	2,882	82,858
Graco, Inc.	1,699	48,540
Granite Construction, Inc.	5,258	176,984
Harsco Corp.	7,724	248,945
Hubbell, Inc. Class B	4,008	189,578
IDEX Corp.	3,313	103,200
Joy Global, Inc.	5,401	278,638
KBR, Inc.	53,566	1,017,753
Kennametal, Inc.	7,478	193,830
Lennox International, Inc.	5,893	230,063
Lincoln Electric Holdings, Inc.	2,646	141,455
MSC Industrial Direct Co. Class A	2,608	122,576
Nordson Corp.	1,244	76,108
Oshkosh Corp.	11,549	427,659
Pentair, Inc.	6,777	218,897

Investments	Shares	Value
Regal-Beloit Corp.	2,805	$145,692
Shaw Group, Inc.*	19,418	558,268
SPX Corp.	7,131	390,066
Terex Corp.*	24,714	489,584
Thomas & Betts Corp.*	4,218	150,962
Timken Co.	11,736	278,261
Trinity Industries, Inc.	12,337	215,157
United Rentals, Inc.*	20,442	200,536
URS Corp.*	17,418	775,448
Valmont Industries, Inc.	1,831	143,642
Wabtec Corp.	2,817	115,046
Woodward Governor Co.	4,505	116,094
Total Capital Goods		9,720,187
Commercial & Professional Services—3.8%
Brink's Co.	9,361	227,847
Clean Harbors, Inc.*	1,334	79,520
Copart, Inc.*	1,675	61,355
Corporate Executive Board Co.	1,692	38,611
Corrections Corp. of America*	5,107	125,377
Deluxe Corp.	7,697	113,839
FTI Consulting, Inc.*	2,289	107,949
Herman Miller, Inc.	8,587	137,220
HNI Corp.	5,453	150,666
Korn/Ferry International*	3,528	58,212
Manpower, Inc.	22,311	1,217,735
Mine Safety Appliances Co.	2,780	73,753
MPS Group, Inc.*	9,911	136,177
Navigant Consulting, Inc.*	3,739	55,562
Rollins, Inc.	4,255	82,036
Waste Connections, Inc.*	2,602	86,751
Watson Wyatt Worldwide, Inc. Class A	2,895	137,570
Total Commercial & Professional Services		2,890,180
Consumer Durables & Apparel—3.3%
American Greetings Corp. Class A	6,331	137,952
Fossil, Inc.*	3,631	121,856
Hanesbrands, Inc.*	12,149	292,912
KB Home	14,402	197,019
MDC Holdings, Inc.	2,349	72,913
Mohawk Industries, Inc.*	9,264	440,967
NVR, Inc.*	352	250,170
Phillips-Van Heusen Corp.	4,862	197,786
Ryland Group, Inc.	5,719	112,664
Timberland Co. Class A*	5,877	105,375
Toll Brothers, Inc.*	8,586	161,503
Tupperware Brands Corp.	3,256	151,632
Under Armour, Inc. Class A*	2,380	64,903
Warnaco Group Inc.*	3,585	151,251
Total Consumer Durables & Apparel		2,458,903
Consumer Services—3.1%
Bob Evans Farms, Inc.	5,058	146,429
Boyd Gaming Corp.*	15,880	132,916
Brinker International, Inc.	21,335	318,317
Brinks Home Security Holding, Inc.*	1,387	45,272
Career Education Corp.*	5,015	116,900
Cheesecake Factory*	6,289	135,780
Chipotle Mexican Grill, Inc. Class A*	1,306	115,137

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Consumer Services—3.1% (continued)
Corinthian Colleges, Inc.*	6,817	$93,870
International Speedway Corp. Class A	1,914	54,453
ITT Educational Services, Inc.*	1,051	100,854
Life Time Fitness, Inc.*	2,905	72,422
Matthews International Corp. Class A	1,782	63,136
Panera Bread Co. Class A*	1,604	107,420
Regis Corp.	12,354	192,352
Scientific Games Corp. Class A*	5,270	76,679
Service Corp. International	20,459	167,559
Sotheby's	1,712	38,486
Strayer Education, Inc.	179	38,036
Wendy's/Arby's Group, Inc. Class A	66,700	312,822
WMS Industries, Inc.*	1,370	54,800
Total Consumer Services		2,383,640
Diversified Financials—1.1%
Affiliated Managers Group, Inc.*	986	66,407
AmeriCredit Corp.*	9,077	172,826
Eaton Vance Corp.**	2,330	70,855
Jefferies Group, Inc.*	6,967	165,327
MSCI, Inc. Class A*	1,163	36,983
Raymond James Financial, Inc.	8,928	212,219
SEI Investments Co.	4,560	79,891
Waddell & Reed Financial, Inc. Class A	2,117	64,653
Total Diversified Financials		869,161
Energy—4.0%
Arch Coal, Inc.	9,633	214,334
Atwood Oceanics, Inc.*	1,918	68,760
Bill Barrett Corp.*	1,678	52,203
Cimarex Energy Co.	1,622	85,917
Comstock Resources, Inc.*	700	28,399
Encore Acquisition Co.*	1,091	52,390
Exterran Holdings, Inc.*	10,717	229,880
Forest Oil Corp.*	3,243	72,157
Frontier Oil Corp.	29,661	357,119
Helix Energy Solutions Group, Inc.*	12,397	145,665
Helmerich & Payne, Inc.	4,244	169,251
Mariner Energy, Inc.*	5,388	62,555
Newfield Exploration Co.*	2,388	115,173
Oceaneering International, Inc.*	2,711	158,648
Overseas Shipholding Group, Inc.	2,393	105,172
Patriot Coal Corp*	12,653	195,615
Patterson-UTI Energy, Inc.	6,125	94,019
Plains Exploration & Production Co.*	3,328	92,052
Pride International, Inc.*	4,940	157,635
Quicksilver Resources, Inc.*	4,803	72,093
Southern Union Co.	8,546	193,994
Superior Energy Services, Inc.*	6,306	153,173
Tidewater, Inc.	2,378	114,025
Unit Corp.*	1,612	68,510
Total Energy		3,058,739
Food & Staples Retailing—1.4%
BJ's Wholesale Club, Inc.*	23,445	766,886
Ruddick Corp.	11,608	298,674
Total Food & Staples Retailing		1,065,560

Investments	Shares	Value
Food, Beverage & Tobacco—3.7%
Corn Products International, Inc.	9,754	$285,109
Flowers Foods, Inc.	8,751	207,924
Green Mountain Coffee Roasters, Inc.*	4,643	378,266
Hansen Natural Corp.*	2,369	90,970
Lancaster Colony Corp.	1,622	80,613
PepsiAmericas, Inc.	11,921	348,808
Ralcorp Holdings, Inc.*	4,952	295,684
Smithfield Foods, Inc.*	58,612	890,317
Tootsie Roll Industries, Inc.	1,482	40,577
Universal Corp.	4,089	186,499
Total Food, Beverage & Tobacco		2,804,767
Health Care Equipment & Services—9.8%
Beckman Coulter, Inc.	3,529	230,938
Cerner Corp.*	1,687	139,076
Community Health Systems, Inc.*	29,545	1,051,802
Edwards Lifesciences Corp.*	1,145	99,443
Gen-Probe, Inc.*	838	35,950
Health Management Associates, Inc. Class A*	54,937	399,392
Health Net, Inc.*	51,151	1,191,308
Henry Schein, Inc.*	9,536	501,594
Hill-Rom Holdings, Inc.	4,853	116,423
Hologic, Inc.*	8,922	129,369
IDEXX Laboratories, Inc.*	1,478	78,984
Immucor, Inc.*	1,175	23,782
Kindred Healthcare, Inc.*	20,540	379,168
Kinetic Concepts, Inc.*	4,262	160,464
LifePoint Hospitals, Inc.*	7,531	244,833
Lincare Holdings, Inc.*	3,331	123,647
Masimo Corp.*	945	28,747
Omnicare, Inc.	20,631	498,858
Owens & Minor, Inc.	14,557	624,932
Psychiatric Solutions, Inc.*	6,736	142,399
ResMed, Inc.*	1,304	68,160
STERIS Corp.	3,491	97,643
Teleflex, Inc.	2,915	157,089
Thoratec Corp.*	919	24,739
Universal Health Services, Inc. Class B	7,490	228,445
VCA Antech, Inc.*	4,122	102,720
WellCare Health Plans, Inc.*	14,305	525,852
Total Health Care Equipment & Services		7,405,757
Household & Personal Products—1.1%
Alberto-Culver Co.	3,877	113,557
Church & Dwight Co., Inc.	3,145	190,115
Energizer Holdings, Inc.*	5,117	313,571
NBTY, Inc.*	4,473	194,754
Total Household & Personal Products		811,997
Insurance—5.5%
American Financial Group, Inc.	13,893	346,630
Arthur J. Gallagher & Co.	5,830	131,233
Brown & Brown, Inc.	4,167	74,881
Everest Re Group Ltd.	3,670	314,446
Fidelity National Financial, Inc. Class A	30,196	406,438
First American Corp.	13,927	461,123
Hanover Insurance Group, Inc.	4,861	215,974
HCC Insurance Holdings, Inc.	6,703	187,483

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Insurance—5.5% (continued)
Horace Mann Educators Corp.	5,801	$72,513
Mercury General Corp.	5,948	233,518
Old Republic International Corp.	26,131	262,355
Protective Life Corp.	12,435	205,799
Reinsurance Group of America, Inc.	10,669	508,379
StanCorp Financial Group, Inc.	5,265	210,705
Unitrin, Inc.	9,699	213,863
W.R. Berkley Corp.	13,247	326,406
Total Insurance		4,171,746
Materials—7.8%
Albemarle Corp.	4,226	153,700
AptarGroup, Inc.	3,786	135,312
Ashland, Inc.	16,853	667,715
Cabot Corp.	7,651	200,686
Carpenter Technology Corp.	4,999	134,723
Commercial Metals Co.	38,513	602,728
Cytec Industries, Inc.	5,800	211,236
Greif, Inc. Class A**	4,220	227,796
Louisiana-Pacific Corp.*	13,721	95,773
Lubrizol Corp.	4,898	357,309
Martin Marietta Materials, Inc.	1,590	142,162
Minerals Technologies, Inc.	1,278	69,613
Olin Corp.	7,087	124,164
Packaging Corporation of America	7,620	175,336
Reliance Steel & Aluminum Co.	11,504	497,203
RPM International, Inc.	13,747	279,477
Scotts Miracle-Gro Co. Class A	6,090	239,398
Sensient Technologies Corp.	3,546	93,260
Silgan Holdings, Inc.	800	46,304
Sonoco Products Co.	9,135	267,199
Steel Dynamics, Inc.	17,467	309,515
Temple-Inland, Inc.	14,566	307,488
Terra Industries, Inc.	3,507	112,890
Valspar Corp.	8,473	229,957
Worthington Industries, Inc.	19,346	252,852
Total Materials		5,933,796
Media—0.7%
DreamWorks Animation SKG, Inc. Class A*	1,465	58,527
Harte-Hanks, Inc.	6,728	72,528
John Wiley & Sons, Inc. Class A	3,060	128,153
Lamar Advertising Co. Class A*	3,005	93,425
Scholastic Corp.	5,179	154,489
Total Media		507,122
Pharmaceuticals, Biotechnology & Life Sciences—1.6%
Affymetrix, Inc.*	4,756	27,775
Bio-Rad Laboratories, Inc. Class A*	1,368	131,957
Charles River Laboratories International, Inc.*	2,926	98,577
Covance, Inc.*	2,844	155,197
Endo Pharmaceuticals Holdings, Inc.*	5,452	111,821
Medicis Pharmaceutical Corp. Class A	1,641	44,389
Mettler-Toledo International, Inc.*	1,342	140,897
OSI Pharmaceuticals, Inc.*	882	27,368
Perrigo Co.	3,695	147,209

Investments	Shares	Value
Pharmaceutical Product Development, Inc.	5,088	$119,263
Techne Corp.	299	20,499
United Therapeutics Corp.*	554	29,168
Valeant Pharmaceuticals International*	1,838	58,430
Varian, Inc.*	1,339	69,012
Vertex Pharmaceuticals, Inc*	202	8,656
Total Pharmaceuticals, Biotechnology & Life Sciences		1,190,218
Real Estate—2.0%
Alexandria Real Estate Equities, Inc. (a)	651	41,853
AMB Property Corp. (a)	2,018	51,560
BRE Properties, Inc. (a)	855	28,283
Camden Property Trust (a)	1,301	55,123
Corporate Office Properties Trust (a)	1,732	63,443
Cousins Properties, Inc. (a)	2,178	16,618
Duke Realty Corp. (a)	9,606	116,905
Equity One, Inc. (a)	1,222	19,760
Essex Property Trust, Inc. (a)	390	32,624
Federal Realty Investment Trust (a)	617	41,783
Highwoods Properties, Inc. (a)	1,085	36,185
Hospitality Properties Trust (a)	3,927	93,109
Jones Lang LaSalle, Inc.	3,551	214,481
Liberty Property Trust (a)	1,851	59,251
Macerich Co. (a)	2,237	80,420
Mack-Cali Realty Corp. (a)	1,704	58,907
Nationwide Health Properties, Inc. (a)	860	30,255
Omega Healthcare Investors, Inc. (a)	1,174	22,834
Potlatch Corp. (a)	1,195	38,097
Rayonier, Inc. (a)	2,197	92,626
Realty Income Corp. (a)	940	24,355
Regency Centers Corp. (a)	1,154	40,459
Senior Housing Properties Trust (a)	3,902	85,337
SL Green Realty Corp. (a)	1,712	86,011
UDR, Inc. (a)	3,159	51,934
Weingarten Realty Investors (a)	2,417	47,832
Total Real Estate		1,530,045
Retailing—7.6%
99 Cents Only Stores*	7,980	104,299
Aaron's, Inc.**	4,749	131,690
Advance Auto Parts, Inc.	10,454	423,177
Aeropostale, Inc.*	4,295	146,245
American Eagle Outfitters, Inc.	14,910	253,172
AnnTaylor Stores Corp.*	11,740	160,134
Barnes & Noble, Inc.	20,438	389,752
Carmax, Inc.*	28,490	690,882
Chico's FAS, Inc.*	9,215	129,471
Coldwater Creek, Inc.*	18,775	83,737
Collective Brands, Inc.*	12,076	274,971
Dick's Sporting Goods, Inc.*	14,070	349,921
Dollar Tree, Inc.*	7,215	348,485
Foot Locker, Inc.	42,520	473,672
Guess?, Inc.	3,622	153,211
J. Crew Group, Inc.*	2,564	114,713
LKQ Corp.*	8,119	159,051
NetFlix, Inc.*	2,137	117,834
PetSmart, Inc.	14,596	389,567
Rent-A-Center, Inc.*	11,834	209,698

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Retailing—7.6% (continued)
Saks, Inc.*	40,292	$264,316
Urban Outfitters, Inc.*	4,167	145,803
Williams-Sonoma, Inc.	13,175	273,777
Total Retailing		5,787,578
Semiconductors & Semiconductor Equipment—0.9%
Atmel Corp.*	22,280	102,711
Cree, Inc.*	839	47,294
Fairchild Semiconductor International, Inc.*	9,784	97,742
Integrated Device Technology, Inc.*	9,322	60,313
International Rectifier Corp.*	2,968	65,652
Intersil Corp. Class A	3,123	47,907
Lam Research Corp.*	2,966	116,298
RF Micro Devices, Inc.*	15,582	74,326
Semtech Corp.*	1,405	23,899
Silicon Laboratories, Inc.*	710	34,321
Total Semiconductors & Semiconductor Equipment		670,463
Software & Services—4.5%
ACI Worldwide, Inc.*	1,794	30,767
Acxiom Corp.	8,643	115,989
Advent Software, Inc.*	498	20,284
Alliance Data Systems Corp.*	2,336	150,882
ANSYS, Inc.*	942	40,939
Broadridge Financial Solutions, Inc.	7,403	167,012
Cadence Design Systems, Inc.*	11,141	66,735
Convergys Corporation*	70,625	759,220
Digital River, Inc.*	1,152	31,092
DST Systems, Inc.*	3,884	169,148
Equinix, Inc.*	773	82,054
FactSet Research Systems, Inc.	636	41,893
Fair Isaac Corp.	2,710	57,750
Gartner, Inc.*	4,998	90,164
Global Payments, Inc.	2,309	124,363
Hewitt Associates, Inc., Class A*	5,452	230,402
Informatica Corp.*	1,711	44,246
Jack Henry & Associates, Inc.	2,484	57,430
Lender Processing Services, Inc.	4,190	170,365
Mantech International Corp. Class A*	3,376	162,993
Mentor Graphics Corp.*	7,750	68,433
MICROS Systems, Inc.*	2,729	84,681
NeuStar, Inc. Class A*	1,604	36,956
Parametric Technology Corp.*	4,953	80,932
Quest Software, Inc.*	3,093	56,911
Rovi Corp.*	1,267	40,379
Solera Holdings, Inc.	1,296	46,669
SRA International, Inc. Class A*	6,462	123,424
Sybase, Inc.*	2,086	90,532
Synopsys, Inc.*	5,049	112,492
ValueClick, Inc.*	4,417	44,700
Total Software & Services		3,399,837
Technology Hardware & Equipment—11.7%
3Com Corp.*	14,092	105,690
ADC Telecommunications, Inc.*	13,799	85,692
Adtran, Inc.	1,573	35,471
Arrow Electronics, Inc.*	40,685	1,204,683

Investments	Shares	Value
Avnet, Inc.*	46,201	$1,393,422
Ciena Corp.*	7,385	80,053
CommScope, Inc.*	9,332	247,578
Diebold, Inc.	8,336	237,159
F5 Networks, Inc.*	962	50,967
Ingram Micro, Inc. Class A*	131,644	2,297,188
Itron, Inc.	2,014	136,086
National Instruments Corp.	1,786	52,598
NCR Corp.*	36,405	405,188
Palm, Inc.*	6,561	65,872
Plantronics, Inc.	2,530	65,729
Polycom, Inc.*	3,282	81,952
Tech Data Corp.*	42,823	1,998,121
Trimble Navigation Ltd.*	3,647	91,904
Vishay Intertechnology, Inc.*	20,629	172,252
Zebra Technologies Corp. Class A*	2,298	65,171
Total Technology Hardware & Equipment		8,872,776
Telecommunication Services—0.9%
Cincinnati Bell, Inc.*	33,576	115,837
Syniverse Holdings, Inc.*	2,462	43,036
Telephone & Data Systems, Inc.**	11,912	404,055
tw telecom, Inc.*	8,775	150,404
Total Telecommunication Services		713,332
Transportation—2.5%
Airtran Holdings, Inc.*	35,991	187,873
Alaska Air Group, Inc.*	7,956	274,959
Alexander & Baldwin, Inc.	3,296	112,822
Con-way, Inc.	9,399	328,120
JB Hunt Transport Services, Inc.	7,334	236,668
JetBlue Airways Corp.*	43,530	237,239
Kansas City Southern*	3,931	130,863
Kirby Corp.*	2,715	94,563
Landstar System, Inc.	4,083	158,298
Werner Enterprises, Inc.	6,586	130,337
Total Transportation		1,891,742
Utilities—7.3%
AGL Resources, Inc.	5,239	191,066
Alliant Energy Corp.	8,832	267,256
Aqua America, Inc.	2,994	52,425
Atmos Energy Corp.	15,239	448,027
Black Hills Corp.	3,953	105,268
Cleco Corp.	2,572	70,293
DPL, Inc.	4,238	116,969
Dynegy, Inc. Class A*	245,404	444,181
Energen Corp.	2,508	117,374
Great Plains Energy, Inc.	7,945	154,054
Hawaiian Electric Industries, Inc.	9,088	189,939
IDACORP, Inc.	2,519	80,482
MDU Resources Group, Inc.	14,941	352,608
National Fuel Gas Co.	3,571	178,550
NSTAR	7,141	262,789
NV Energy, Inc.	22,902	283,527
OGE Energy Corp.	5,895	217,467
ONEOK, Inc.	19,045	848,835
PNM Resources, Inc.	10,764	136,165
UGI Corp.	19,231	465,198

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Utilities—7.3% (continued)
Vectren Corp.	6,956	$171,674
Westar Energy, Inc.	6,474	140,615
WGL Holdings, Inc.	6,215	208,451
Total Utilities		5,503,213
Total Investments—100.0% (Cost $67,812,968)		75,839,119
Other Assets in Excess of Liabilities—0.0%†		22,641
Net Assets—100.0%		$75,861,760

*  Non-income producing security

(a)  Real Estate Investment Trust

†  Less than 0.05%

**  Non-voting Shares

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.1%
Automobiles & Components—0.4%
Drew Industries, Inc.*	2,505	$51,728
Spartan Motors, Inc.	13,170	74,147
Standard Motor Products, Inc.	10,774	91,794
Superior Industries International, Inc.	3,732	57,100
Winnebago Industries, Inc.*	3,365	41,053
Total Automobiles & Components		315,822
Banks—3.1%
Bank Mutual Corp.	3,680	25,466
Bank of the Ozarks, Inc.	1,243	36,383
Boston Private Financial Holdings, Inc.	12,775	73,712
Brookline Bancorp, Inc.	2,007	19,889
City Holding Company	961	31,069
Columbia Banking System, Inc.	1,828	29,577
Community Bank System, Inc.	2,375	45,861
Dime Community Bancshares, Inc.	2,559	29,991
East West Bancorp, Inc.	5,906	93,315
First BanCorp.	76,009	174,821
First Commonwealth Financial Corp.	10,406	48,388
First Financial Bancorp	2,360	34,362
First Financial Bankshares, Inc.	495	26,844
First Midwest Bancorp, Inc.	4,872	53,056
Glacier Bancorp, Inc.	3,923	53,824
Hancock Holding Co.	1,459	63,890
Hanmi Financial Corp.*	25,380	30,456
Home Bancshares, Inc.	921	22,168
Independent Bank Corp.	1,598	33,382
Nara Bancorp, Inc.	2,405	27,273
National Penn Bancshares, Inc.	13,261	76,781
NBT Bancorp, Inc.	2,531	51,556
Old National Bancorp.	6,073	75,487
Pinnacle Financial Partners, Inc.*	2,742	38,991
PrivateBancorp, Inc.	7,740	69,428
Prosperity Bancshares, Inc.	1,600	64,752
S&T Bancorp, Inc.	1,943	33,050
Signature Bank*	1,763	56,240
Simmons First National Corp. Class A	996	27,689
South Financial Group, Inc.	168,923	108,905
Sterling Bancorp	3,070	21,920
Sterling Bancshares, Inc.	8,533	43,774
Susquehanna Bancshares, Inc.	19,432	114,454
Tompkins Financial Corp.	643	26,042
TrustCo Bank Corp.	3,898	24,557
UMB Financial Corp.	2,292	90,190
Umpqua Holdings Corp.	5,509	73,876
United Bankshares, Inc.	3,189	63,684
United Community Banks, Inc.*	16,510	55,969
Whitney Holding Corp.	10,333	94,134
Wilshire Bancorp, Inc.	3,572	29,255
Wintrust Financial Corp.	3,894	119,896
Total Banks		2,314,357
Capital Goods—12.4%
A.O. Smith Corp.	6,199	268,975
AAON, Inc.	1,924	37,499
AAR Corp.*	9,788	224,928
Actuant Corp. Class A	10,621	196,807
Acuity Brands, Inc.	6,986	248,981

Investments	Shares	Value
Aerovironment, Inc.*	1,062	$30,883
Albany International Corp. Class A	5,916	132,873
American Science & Engineering, Inc.	471	35,721
Apogee Enterprises, Inc.	9,344	130,816
Applied Industrial Technologies, Inc.	13,040	287,793
Applied Signal Technology, Inc.	1,286	24,807
Astec Industries, Inc.*	4,157	111,990
AZZ, Inc.*	1,480	48,396
Badger Meter, Inc.	946	37,670
Baldor Electric Co.	8,341	234,299
Barnes Group, Inc.	8,860	149,734
Belden, Inc.	8,540	187,197
Brady Corp. Class A**	5,926	177,839
Briggs & Stratton Corp.	15,457	289,200
Cascade Corp.	2,961	81,398
Ceradyne, Inc.*	3,373	64,795
CIRCOR International, Inc.	3,895	98,076
CLARCOR, Inc.	3,904	126,646
Comfort Systems USA, Inc.	13,599	167,812
Cubic Corp.	3,540	132,042
Curtiss-Wright Corp.	8,190	256,511
Dycom Industries, Inc.*	3,280	26,338
EMCOR Group, Inc.*	31,722	853,322
Encore Wire Corp.	4,195	88,389
EnPro Industries, Inc.*	5,525	145,915
ESCO Technologies, Inc.	2,565	91,955
Esterline Technologies Corp.*	4,687	191,089
Gardner Denver, Inc.*	6,252	266,023
GenCorp, Inc.*	12,216	85,512
Gibraltar Industries, Inc.	7,732	121,624
Griffon Corp.*	13,753	168,062
II-VI, Inc.*	1,461	46,460
Insituform Technologies, Inc. Class A*	3,821	86,813
John Bean Technologies Corp.	6,607	112,385
Kaman Corp.	6,884	158,952
Kaydon Corp.	1,746	62,437
Lawson Products, Inc.	3,254	57,433
Lindsay Corp.	1,540	61,369
Lydall, Inc.*	5,476	28,530
Magnetek, Inc.*	7,763	11,955
Moog, Inc. Class A*	9,010	263,362
Mueller Industries, Inc.	8,714	216,456
NCI Buildings Systems, Inc.*	94,581	171,192
Orbital Sciences Corp.*	11,436	174,513
Quanex Building Products Corp.	5,425	92,062
Robbins & Myers, Inc.	4,145	97,490
Simpson Manufacturing Co., Inc.	3,400	91,426
Standex International Corp.	4,304	86,467
Stanley, Inc.*	3,970	108,818
Teledyne Technologies, Inc.*	6,501	249,378
Toro Co.	5,196	217,245
Tredegar Corp.	6,144	97,198
Triumph Group, Inc.	3,484	168,103
Universal Forest Products, Inc.	6,477	238,418
Vicor Corp.*	3,252	30,244
Watsco, Inc.**	4,768	233,537
Watts Water Technologies, Inc. Class A	5,384	166,473
Total Capital Goods		9,150,633

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Commercial & Professional Services—5.5%
ABM Industries, Inc.	23,754	$490,758
Administaff, Inc.	9,555	225,402
ATC Technology Corp.*	2,787	66,470
Bowne & Co., Inc.	14,066	93,961
CDI Corp.	9,664	125,149
Consolidated Graphics, Inc.*	5,051	176,886
Exponent, Inc.*	1,263	35,162
G&K Services, Inc. Class A	5,259	132,159
Geo Group, Inc.*	6,856	150,009
Healthcare Services Group, Inc.	4,429	95,046
Heidrick & Struggles International, Inc.	2,014	62,917
Interface, Inc. Class A	14,826	123,204
Kelly Services, Inc. Class A*,**	7,914	94,414
Mobile Mini, Inc.*	3,640	51,288
On Assignment, Inc.*	8,662	61,933
School Specialty, Inc.*	6,086	142,352
Spherion Corp.*	43,241	243,014
Standard Register Co.	18,623	94,977
SYKES Enterprises, Inc.*	4,300	109,521
Tetra Tech, Inc.*	7,091	192,662
TrueBlue, Inc.*	10,347	153,239
United Stationers, Inc.*	11,553	656,789
Viad Corp.	5,887	121,449
Volt Information Sciences, Inc.*	32,711	327,110
Total Commercial & Professional Services		4,025,871
Consumer Durables & Apparel—6.3%
Arctic Cat, Inc.	11,991	109,838
Blyth, Inc.	1,043	35,170
Brunswick Corp.	36,771	467,358
Callaway Golf Co.	7,588	57,214
Carter's, Inc.*	8,802	231,053
CROCS, Inc.*	16,742	96,267
Deckers Outdoor Corp.*	1,044	106,196
Ethan Allen Interiors, Inc.	8,493	113,976
Helen of Troy Ltd.*	4,100	100,286
Iconix Brand Group, Inc.*	2,548	32,232
JAKKS Pacific, Inc.*	10,391	125,939
K-Swiss, Inc. Class A	3,776	37,533
Kid Brands Inc*	7,013	30,717
La-Z-Boy, Inc.	18,752	178,707
Liz Claiborne, Inc.	91,268	513,838
M/I Homes, Inc.*	7,287	75,712
Maidenform Brands, Inc.*	3,886	64,857
Meritage Homes Corp.*	8,632	166,857
Movado Group, Inc.	7,273	70,694
National Presto Industries, Inc.	667	72,856
Nautilus, Inc.*	18,065	36,672
Oxford Industries, Inc.	4,840	100,091
Perry Ellis International, Inc.*	8,744	131,685
Polaris Industries, Inc.	5,079	221,597
Pool Corp.	11,585	221,042
Quiksilver, Inc.*	166,319	335,964
RC2 Corp.*	4,093	60,372
Skechers U.S.A., Inc. Class A*	7,110	209,105
Skyline Corp.	1,534	28,226
Standard-Pacific Corp.*	52,422	196,058
Sturm Ruger & Co., Inc.	3,543	34,367
True Religion Apparel, Inc.*	2,213	40,918

Investments	Shares	Value
UniFirst Corp.	3,024	$145,485
Universal Electronics, Inc.*	1,814	42,121
Volcom, Inc.*	2,511	42,034
Wolverine World Wide, Inc.	5,727	155,889
Total Consumer Durables & Apparel		4,688,926
Consumer Services—4.8%
American Public Education, Inc*	578	19,860
BJ's Restaurants, Inc.*	3,126	58,831
Buffalo Wild Wings, Inc.*	1,749	70,432
California Pizza Kitchen, Inc.*	6,991	94,029
Capella Education Co.*	587	44,201
CEC Entertainment, Inc.*	3,595	114,752
CKE Restaurants, Inc.	24,831	210,071
Coinstar, Inc.*	6,273	174,264
Cracker Barrel Old Country Store, Inc.	8,674	329,526
DineEquity, Inc.	8,610	209,137
Hillenbrand, Inc.	4,485	84,497
Interval Leisure Group, Inc.*	4,474	55,791
Jack in the Box, Inc.*	18,034	354,730
Landry's Restaurants, Inc.*	6,941	147,774
Marcus Corp.	4,060	52,049
Monarch Casino & Resort, Inc.*	2,441	19,772
Multimedia Games, Inc.*	3,539	21,269
O'Charleys, Inc.*	20,405	133,653
Papa John's International, Inc.*	6,906	161,324
Peet's Coffee & Tea, Inc.*	1,292	43,062
P.F. Chang's China Bistro, Inc.*	4,458	169,003
Pinnacle Entertainment, Inc.*	14,194	127,462
Pre-Paid Legal Services, Inc.*	1,553	63,797
Red Robin Gourmet Burgers, Inc.*	7,501	134,268
Ruby Tuesday, Inc.*	27,307	196,610
Ruth's Hospitality Group, Inc.*	20,582	43,016
Shuffle Master, Inc.*	3,137	25,849
Sonic Corp.*	10,349	104,214
Steak N Shake Co.*	359	116,359
Texas Roadhouse, Inc. Class A*	11,852	133,098
Universal Technical Institute, Inc.*	2,540	51,308
Total Consumer Services		3,564,008
Diversified Financials—1.3%
Cash America International, Inc.	4,543	158,823
Ezcorp, Inc. Class A*	4,757	81,868
Financial Federal Corp.	810	22,275
First Cash Financial Services, Inc.*	2,283	50,660
Greenhill & Co., Inc.	473	37,954
Investment Technology Group, Inc.*	4,693	92,452
LaBranche & Co., Inc.*	9,012	25,594
optionsXpress Holdings, Inc.	2,174	33,588
Piper Jaffray Cos.*	1,174	59,416
Portfolio Recovery Associates, Inc.*	829	37,206
Rewards Network, Inc.*	2,496	31,549
Stifel Financial Corp.*	2,530	149,877
SWS Group, Inc.	5,771	69,829
TradeStation Group, Inc.*	2,740	21,619
World Acceptance Corp.*	1,645	58,940
Total Diversified Financials		931,650
Energy—5.7%
Basic Energy Services, Inc.*	11,801	105,029
Bristow Group, Inc.*	4,237	162,913

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Energy—5.7% (continued)
CARBO Ceramics, Inc.	853	$58,149
Dril-Quip, Inc.*	1,389	78,451
Gulf Island Fabrication, Inc.	2,084	43,827
Holly Corp.	22,180	568,472
Hornbeck Offshore Services, Inc.*	2,528	58,852
ION Geophysical Corp.*	10,710	63,403
Lufkin Industries, Inc.	1,355	99,186
Matrix Service Co.*	10,689	113,838
Oil States International, Inc.*	9,444	371,055
Penn Virginia Corp.	5,700	121,353
Petroleum Development Corp.*	2,114	38,496
Petroquest Energy, Inc.*	5,786	35,468
Pioneer Drilling Co.*	8,456	66,802
SEACOR Holdings, Inc.*	3,050	232,563
St. Mary Land & Exploration Co.	2,871	98,303
Stone Energy Corp.*	5,217	94,167
Superior Well Services, Inc.*	4,575	65,240
Swift Energy Co.*	2,325	55,707
Tetra Technologies, Inc.*	13,202	146,278
World Fuel Services Corp.	56,282	1,507,794
Total Energy		4,185,346
Food & Staples Retailing—5.4%
Andersons, Inc.	14,925	385,364
Casey's General Stores, Inc.	22,128	706,326
Great Atlantic & Pacific Tea Co., Inc.*	113,427	1,337,304
Nash Finch Co.	20,164	747,883
Spartan Stores, Inc.	24,794	354,306
United Natural Foods, Inc.*	18,053	482,737
Total Food & Staples Retailing		4,013,920
Food, Beverage & Tobacco—2.2%
Alliance One International, Inc.*	65,355	318,933
Boston Beer Co., Inc. Class A*,**	1,318	61,419
Cal-Maine Foods, Inc.	4,443	151,417
Calavo Growers, Inc.	2,793	47,481
Darling International, Inc.*	13,367	112,015
Diamond Foods, Inc.	2,446	86,931
Hain Celestial Group, Inc.*	9,830	167,208
J&J Snack Foods Corp.	2,341	93,546
Lance, Inc.	4,853	127,634
Sanderson Farms, Inc.	5,577	235,127
TreeHouse Foods, Inc.*	5,950	231,217
Total Food, Beverage & Tobacco		1,632,928
Health Care Equipment & Services—10.3%
Abaxis, Inc.*	613	15,662
Air Methods Corp.*	2,049	68,887
Align Technology, Inc.*	2,811	50,092
Almost Family, Inc.*	1,004	39,688
Amedisys, Inc.*	4,761	231,194
American Medical Systems Holdings, Inc.*	3,795	73,206
AMERIGROUP Corp.*	26,714	720,208
AMN Healthcare Services, Inc.*	14,911	135,094
Amsurg Corp.*	4,085	89,952
Analogic Corp.	1,559	60,037
Bio-Reference Labs, Inc.*	1,376	53,925
Cantel Medical Corp.*	2,003	40,421

Investments	Shares	Value
Catalyst Health Solutions, Inc.*	10,756	$392,271
Centene Corp.*	27,236	576,586
Chemed Corp.	3,428	164,441
Computer Programs & Systems, Inc.	353	16,256
CONMED Corp.*	4,355	99,294
Cooper Cos., Inc.	4,028	153,547
Corvel Corp.*	1,253	42,026
Cross Country Healthcare, Inc.*	9,659	95,721
CryoLife Inc.*	2,314	14,856
Cyberonics*	962	19,663
Eclipsys Corp.*	3,625	67,135
Genoptix, Inc.*	662	23,521
Gentiva Health Services, Inc.*	6,257	169,002
Greatbatch, Inc.*	3,843	73,901
Haemonetics Corp.*	1,424	78,534
Hanger Orthopedic Group, Inc.*	7,483	103,490
Healthspring, Inc.*	19,176	337,689
Healthways, Inc.*	5,882	107,876
HMS Holdings Corp.*	627	30,529
ICU Medical, Inc.*	844	30,755
Integra Lifesciences Holdings. Corp.*	2,638	97,026
Invacare Corp.	8,915	222,340
inVentiv Health, Inc.*	9,122	147,503
IPC The Hospitalist Co., Inc.*	1,398	46,484
Kensy Nash Corp.*	488	12,444
Landauer, Inc.	207	12,710
LCA-Vision, Inc.*	3,404	17,428
LHC Group, Inc.*	2,057	69,136
Magellan Health Services, Inc.*	9,604	391,171
Medcath Corp.*	11,756	92,990
Mednax, Inc.*	2,973	178,707
Meridian Bioscience, Inc.	882	19,007
Merit Medical Systems, Inc.*	1,856	35,802
Molina Healthcare, Inc.*	22,678	518,646
MWI Veterinary Supply, Inc.*	3,535	133,270
Natus Medical, Inc.*	1,548	22,895
Neogen Corp.*	889	20,989
Odyssey HealthCare, Inc.*	6,243	97,266
Omnicell, Inc.*	2,541	29,704
Osteotech, Inc.*	3,425	10,960
Palomar Medical Technologies, Inc.*	739	7,449
PharMerica Corp.*	16,983	269,690
Phase Forward, Inc.*	1,830	28,091
PSS World Medical, Inc.*	12,920	291,604
Quality Systems, Inc.	522	32,776
RehabCare Group, Inc.*	3,769	114,691
Res-Care, Inc.*	19,322	216,406
SurModics, Inc.*	704	15,953
Symmetry Medical, Inc.*	6,631	53,446
Theragenics Corp.*	7,633	10,228
West Pharmaceutical Services, Inc.	3,456	135,475
Zoll Medical Corp.*	1,912	51,089
Total Health Care Equipment & Services		7,578,835
Household & Personal Products—0.6%
Central Garden & Pet Co., Class A*,**	23,033	228,947
Chattem, Inc.*	895	83,504
Mannatech, Inc.	16,275	50,778
WD-40 Co.	1,208	39,091
Total Household & Personal Products		402,320

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Insurance—2.3%
American Physicians Capital, Inc.	768	$23,286
Amerisafe, Inc.*	2,179	39,157
Delphi Financial Group, Inc. Class A	9,529	213,164
eHealth, Inc.*	1,191	19,568
Employers Holdings, Inc.	4,690	71,945
Infinity Property & Casualty Corp.	2,926	118,913
National Financial Partners Corp.*	16,380	132,514
Navigators Group, Inc.*	2,024	95,351
Presidential Life Corp.	2,751	25,172
ProAssurance Corp.*	1,560	83,788
RLI Corp.	1,308	69,651
Safety Insurance Group, Inc.	2,227	80,684
Selective Insurance Group, Inc.	12,986	213,619
Stewart Information Services Corp.	18,958	213,845
Tower Group, Inc.	4,667	109,254
United Fire & Casualty Co.	4,303	78,444
Zenith National Insurance Corp.	2,668	79,400
Total Insurance		1,667,755
Materials—5.3%
A.M. Castle & Co.	9,477	129,740
AMCOL International Corp.	3,701	105,182
American Vanguard Corp.	4,199	34,852
Arch Chemicals, Inc.	6,764	208,872
Balchem Corp.	904	30,293
Brush Engineered Materials, Inc.*	5,099	94,535
Buckeye Technologies, Inc.*	12,170	118,779
Calgon Carbon Corp.*	3,770	52,403
Century Aluminum Co*	12,397	200,707
Clearwater Paper Corp.*	3,113	171,122
Deltic Timber Corp.	349	16,117
Eagle Materials, Inc.	3,210	83,621
H.B. Fuller Co.	7,817	177,837
Headwaters, Inc.*	19,676	128,288
Myers Industries, Inc.	10,720	97,552
Neenah Paper, Inc.	5,394	75,246
NewMarket Corp.	1,889	216,801
Olympic Steel, Inc.	2,817	91,778
OM Group, Inc.*	4,128	129,578
Penford Corp.	4,294	37,315
PolyOne Corp.*	39,791	297,239
Quaker Chemical Corp.	2,990	61,714
Rock-Tenn Co. Class A	7,812	393,802
RTI International Metals, Inc.*	3,194	80,393
Schulman A., Inc.	10,520	212,294
Schweitzer-Mauduit International, Inc.	1,571	110,520
Stepan Co.	2,877	186,458
Texas Industries, Inc.	3,658	127,993
Wausau Paper Corp.	13,037	151,229
Zep, Inc.	4,238	73,402
Total Materials		3,895,662
Media—1.2%
Arbitron, Inc.	2,509	58,761
E.W. Scripps Co. Class A*,**	20,807	144,817
Live Nation, Inc.*	76,311	649,406
Total Media		852,984

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Cambrex Corp.*	6,262	$34,942
Cubist Pharmaceuticals, Inc.*	3,892	73,831
Dionex Corp.*	728	53,777
Emergent Biosolutions, Inc.*	2,190	29,762
Enzo Biochem, Inc.*	2,141	11,519
eResearch Technology, Inc.*	2,239	13,456
Kendle International, Inc.*	5,066	92,758
Martek Biosciences Corp.*	2,705	51,233
Par Pharmaceutical Cos., Inc.*	5,758	155,812
Parexel International Corp.*	13,653	192,508
Regeneron Pharmaceuticals, Inc.*	2,405	58,153
Salix Pharmaceuticals Ltd.*	1,331	33,807
Viropharma, Inc.*	4,706	39,483
Total Pharmaceuticals, Biotechnology & Life Sciences		841,041
Real Estate—1.5%
Acadia Realty Trust (a)	1,164	19,637
BioMed Realty Trust, Inc. (a)	3,301	52,090
Cedar Shopping Centers, Inc. (a)	4,224	28,723
Colonial Properties Trust (a)	4,111	48,222
DiamondRock Hospitality Co.* (a)	10,340	87,579
EastGroup Properties, Inc. (a)	593	22,700
Entertainment Properties Trust (a)	1,135	40,031
Extra Space Storage, Inc. (a)	3,349	38,681
Forestar Group, Inc.*	1,074	23,607
Franklin Street Properties Corp. (a)	1,389	20,293
Healthcare Realty Trust, Inc. (a)	1,530	32,834
Home Properties, Inc. (a)	1,526	72,804
Inland Real Estate Corp. (a)	3,018	24,597
Kilroy Realty Corp. (a)	1,253	38,430
Kite Realty Group Trust (a)	5,014	20,407
LaSalle Hotel Properties (a)	4,268	90,609
Lexington Realty Trust (a)	10,721	65,184
LTC Properties, Inc. (a)	286	7,651
Medical Properties Trust, Inc. (a)	1,716	17,160
Mid-America Apartment Communities, Inc. (a)	1,109	53,543
National Retail Properties, Inc. (a)	1,560	33,103
Parkway Properties, Inc. (a)	1,792	37,309
Pennsylvania Real Estate Investment Trust (a)	8,234	69,659
Post Properties, Inc. (a)	2,093	41,023
PS Business Parks, Inc. (a)	790	39,540
Sovran Self Storage, Inc. (a)	811	28,977
Tanger Factory Outlet Centers, Inc. (a)	931	36,300
Urstadt Biddle Properties, Inc. Class A (a)	765	11,682
Total Real Estate		1,102,375
Retailing—12.0%
Audiovox Corp. Class A*	12,053	85,456
Big 5 Sporting Goods Corp.	7,142	122,700
Blue Nile, Inc.*	675	42,748
Brown Shoe Co., Inc.	30,170	297,778
Buckle, Inc.	3,538	103,593
Cabela's, Inc.*	28,150	401,419
Cato Corp. Class A	6,056	121,483
Childrens Place Retail Stores, Inc.*	7,523	248,334

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Retailing—12.0% (continued)
Christopher & Banks Corp.	12,160	$92,659
Dress Barn, Inc.*	9,565	220,952
Finish Line Class A	19,178	240,684
Fred's, Inc. Class A	26,402	269,300
Genesco, Inc.*	8,905	244,531
Group 1 Automotive, Inc.	23,333	661,491
Gymboree Corp.*	3,226	140,299
Haverty Furniture Cos., Inc.*	6,567	90,165
Hibbett Sports, Inc.*	3,795	83,452
Hot Topic, Inc.*	17,304	110,053
HSN, Inc.	21,433	432,732
Jo-Ann Stores, Inc.*	8,050	291,732
Jos A. Bank Clothiers, Inc.*	2,219	93,620
Lithia Motors, Inc. Class A	31,645	260,122
Lumber Liquidators Holdings Inc.*	2,627	70,404
MarineMax, Inc.*	10,486	96,366
Men's Wearhouse, Inc.	13,107	276,033
Midas Inc.*	3,141	26,542
Monro Muffler Brake, Inc.	2,694	90,087
NutriSystem, Inc.	2,519	78,517
OfficeMax, Inc.*	77,820	987,536
PEP Boys-Manny, Moe & Jack	32,098	271,549
PetMed Express, Inc.	1,535	27,062
Sonic Automotive, Inc. Class A	78,068	811,127
Stage Stores, Inc.	17,890	221,120
Stamps.com, Inc.*	1,152	10,368
Stein Mart, Inc.	19,626	209,213
Ticketmaster Entertainment Inc.*	17,730	216,661
Tractor Supply Co.*	8,518	451,113
Tuesday Morning Corp.*	44,018	113,566
Zale Corp.*	78,956	214,760
Zumiez, Inc.*	4,614	58,690
Total Retailing		8,886,017
Semiconductors & Semiconductor Equipment—1.6%
Actel Corp.*	2,339	27,787
Advanced Energy Industries, Inc.*	2,072	31,246
ATMI, Inc.*	1,994	37,128
Brooks Automation, Inc.*	4,575	39,254
Cabot Microelectronics Corp.*	1,209	39,849
Cohu, Inc.	1,648	22,990
Cymer, Inc.*	1,164	44,674
Cypress Semiconductor Corp.*	8,963	94,648
Diodes, Inc.*	2,835	57,976
DSP Group, Inc.*	5,355	30,149
Exar Corp.*	2,320	16,495
FEI Co.*	3,174	74,145
Hittite Microwave Corp.*	566	23,065
Kopin Corp.*	3,935	16,448
Kulicke & Soffa Industries, Inc.*	5,735	30,912
Micrel, Inc.	3,779	30,988
Microsemi Corp.*	3,866	68,622
MKS Instruments, Inc.*	3,431	59,734
Pericom Semiconductor Corp.*	1,995	23,002
Rudolph Technologies, Inc.*	1,425	9,576
Sigma Designs, Inc.*	2,860	30,602
Skyworks Solutions, Inc.*	8,099	114,924
Standard Microsystems Corp.*	2,549	52,968
Supertex, Inc.*	417	12,427

Investments	Shares	Value
TriQuint Semiconductor, Inc.*	14,823	$88,937
Ultratech, Inc.*	746	11,086
Varian Semiconductor Equipment Associates, Inc.*	1,638	58,771
Veeco Instruments, Inc.*	1,595	52,699
Total Semiconductors & Semiconductor Equipment		1,201,102
Software & Services—3.4%
Blackbaud, Inc.	1,905	45,015
CACI International, Inc., Class A*	7,596	371,066
CIBER, Inc.*	46,125	159,131
CommVault Systems, Inc.*	1,626	38,520
comScore, Inc.*	1,038	18,217
Concur Technologies, Inc.*	824	35,226
CSG Systems International, Inc.*	3,670	70,060
CyberSource Corp.*	1,882	37,847
DealerTrack Holdings Inc.*	1,650	31,004
Ebix, Inc.*	235	11,475
Epicor Software Corp.*	7,706	58,720
EPIQ Systems, Inc.*	2,586	36,178
Forrester Research, Inc.*	1,322	34,306
Heartland Payment Systems, Inc.	18,985	249,274
Infospace, Inc.*	2,820	24,167
Integral Systems, Inc.*	2,447	21,191
j2 Global Communications, Inc.*	1,701	34,615
JDA Software Group, Inc.*	2,278	58,021
Knot, Inc.*	1,464	14,742
Manhattan Associates, Inc.*	1,474	35,420
MAXIMUS, Inc.	2,071	103,550
Netscout Systems, Inc.*	2,746	40,201
Perficient, Inc.*	3,330	28,072
Phoenix Technologies Ltd.*	3,096	8,514
Progress Software Corp.*	2,743	80,123
Radiant Systems, Inc.*	3,912	40,685
Smith Micro Software, Inc.*	1,928	17,622
Sonic Solutions*	1,886	22,311
StarTek, Inc.*	5,939	44,424
Take-Two Interactive Software, Inc.*	16,293	163,745
Taleo Corp. Class A*	1,326	31,188
TeleTech Holdings, Inc.*	8,702	174,301
THQ, Inc.*	26,486	133,489
Tyler Technologies, Inc.*	2,028	40,377
United Online, Inc.	19,255	138,443
Websense, Inc.*	2,511	43,842
Wright Express Corp.*	1,456	46,388
Total Software & Services		2,541,470
Technology Hardware & Equipment—8.4%
Adaptec, Inc.*	5,473	18,335
Agilysys, Inc.	11,120	101,192
Anixter International, Inc.*	15,205	716,156
Arris Group, Inc.*	13,541	154,774
Avid Technology, Inc.*	7,511	95,840
Bel Fuse, Inc. Class B**	1,369	29,420
Benchmark Electronics, Inc.*	14,915	282,043
Black Box Corp.	4,806	136,202
Blue Coat Systems Inc*	2,165	61,789
Brightpoint, Inc.*	64,806	476,324
Checkpoint Systems, Inc.*	7,238	110,380

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Technology Hardware & Equipment—8.4% (continued)
Cognex Corp.	1,425	$25,251
Compellent Technologies, Inc.*	731	16,579
Comtech Telecommunications Corp.*	2,299	80,580
CTS Corp.	7,986	76,825
Daktronics, Inc.	8,816	81,195
Digi International, Inc.*	2,980	27,178
DTS, Inc.*	339	11,597
Electro Scientific Industries, Inc.*	2,687	29,073
EMS Technologies, Inc.*	4,011	58,160
FARO Technologies, Inc.*	1,023	21,933
Gerber Scientific, Inc.*	16,300	82,315
Harmonic Inc.*	7,904	50,032
Hutchinson Technology, Inc.*	8,282	84,973
Insight Enterprises, Inc.*	55,676	635,820
Intermec, Inc.*	7,490	96,321
Intevac, Inc.*	723	8,293
Keithley Instruments, Inc.	3,313	15,405
Littelfuse, Inc.*	1,969	63,303
LoJack Corp.*	4,759	19,226
Mercury Computer Systems, Inc.*	2,486	27,371
Methode Electronics, Inc.	8,210	71,263
MTS Systems Corp.	2,161	62,107
Netgear, Inc.*	3,995	86,652
Network Equipment Technologies Inc.*	2,516	10,190
Newport Corp.*	6,148	56,500
Novatel Wireless, Inc.*	5,429	43,269
Park Electrochemical Corp.	1,194	33,002
PC-Tel, Inc.*	1,026	6,074
Plexus Corp.*	7,822	222,927
RadiSys Corp.*	4,513	43,099
Rogers Corp.*	1,356	41,100
Scansource, Inc.*	11,033	294,581
Stratasys, Inc.*	856	14,792
Symmetricom, Inc.*	5,785	30,082
Synaptics, Inc.*	2,332	71,476
SYNNEX Corp.*	36,327	1,113,786
Technitrol, Inc.	16,061	70,347
Tekelec*	4,131	63,122
Tollgrade Communications, Inc.*	971	5,933
TTM Technologies, Inc.*	7,749	89,346
Viasat, Inc.*	2,671	84,884
Total Technology Hardware & Equipment		6,208,417
Telecommunication Services—0.3%
Cbeyond Communications, Inc.*	3,951	62,228
General Communication, Inc. Class A*	12,770	81,473
Iowa Telecommunications Services, Inc.	2,001	33,537
Neutral Tandem, Inc.*	1,195	27,186
USA Mobility, Inc.*	3,985	43,875
Total Telecommunication Services		248,299
Transportation—1.7%
Allegiant Travel Company*	1,713	80,802
Arkansas Best Corp.	7,171	211,043
Forward Air Corp.	2,391	59,895
Heartland Express, Inc.	4,334	66,180
HUB Group, Inc., Class A*	7,431	199,374

Investments	Shares	Value
Knight Transportation, Inc.	4,935	$95,196
Old Dominion Freight Line, Inc.*	5,597	171,828
Skywest, Inc.	22,590	382,222
Total Transportation		1,266,540
Utilities—3.3%
ALLETE, Inc.	2,897	94,674
American States Water Co.	1,377	48,760
Avista Corp.	9,856	212,791
Central Vermont Public Service Corp.	2,228	46,342
CH Energy Group, Inc.	3,547	150,818
El Paso Electric Co.*	5,605	113,669
Laclede Group, Inc.	8,372	282,722
New Jersey Resources Corp.	10,857	406,053
Northwest Natural Gas Co.	3,190	143,678
Piedmont Natural Gas Co., Inc.	9,227	246,822
South Jersey Industries, Inc.	3,219	122,901
Southwest Gas Corp.	8,972	255,971
UIL Holdings Corp.	4,385	123,131
UniSource Energy Corp.	5,979	192,464
Total Utilities		2,440,796
Total Investments—100.1% (Cost $65,576,800)		73,957,074
Liabilities in Excess of Other Assets—(0.1)%		(44,480)
Net Assets—100.0%		$73,912,594

*  Non-income producing security

(a)  Real Estate Investment Trust

**  Non-voting Shares

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES FINANCIALS SECTOR FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.2%
Capital Markets—11.7%
Ameriprise Financial, Inc.	1,894	$73,525
Bank of New York Mellon Corp.	3,050	85,309
Charles Schwab Corp.	2,505	47,144
E*Trade Financial Corp.*	17,410	30,467
Federated Investors, Inc. Class B**	432	11,880
Franklin Resources, Inc.	410	43,194
Goldman Sachs Group, Inc.	2,651	447,595
Invesco Ltd.	1,121	26,332
Janus Capital Group, Inc.	601	8,083
Legg Mason, Inc.	1,424	42,948
Morgan Stanley	10,011	296,326
Northern Trust Corp.	931	48,784
State Street Corp.	2,461	107,152
T. Rowe Price Group, Inc.	333	17,732
Total Capital Markets		1,286,471
Commercial Banks—16.9%
BB&T Corp.	3,957	100,389
Comerica, Inc.	1,192	35,247
Fifth Third Bancorp	7,755	75,611
First Horizon National Corp.*	1,757	23,544
Huntington Bancshares, Inc.	8,311	30,335
KeyCorp	9,895	54,917
M&T Bank Corp.	611	40,870
Marshall & Ilsley Corp.	5,765	31,419
PNC Financial Services Group, Inc.	3,166	167,133
Regions Financial Corp.	15,760	83,370
SunTrust Banks, Inc.	4,758	96,540
U.S. Bancorp	8,247	185,640
Wells Fargo & Co.	33,666	908,646
Zions Bancorporation	2,469	31,677
Total Commercial Banks		1,865,338
Consumer Finance—5.0%
American Express Co.	6,722	272,375
Capital One Financial Corp.	4,131	158,383
Discover Financial Services	3,905	57,443
SLM Corp.*	5,291	59,630
Total Consumer Finance		547,831
Diversified Financial Services—32.6%
Bank of America Corp.	93,913	1,414,330
Citigroup, Inc.	270,968	896,904
CME Group, Inc.	82	27,548
IntercontinentalExchange, Inc.*	78	8,759
JPMorgan Chase & Co.	27,412	1,142,258
Leucadia National Corp.*	417	9,920
Moody's Corp.	635	17,018
Nasdaq OMX Group, Inc.*	1,782	35,319
NYSE Euronext	1,820	46,046
Total Diversified Financial Services		3,598,102
Insurance—30.6%
Aflac, Inc.	3,819	176,629
Allstate Corp.	10,830	325,333
American International Group, Inc.*	17,889	536,311
AON Corp.	1,914	73,383
Assurant, Inc.	2,913	85,875

Investments	Shares	Value
Chubb Corp.	2,532	$124,524
Cincinnati Financial Corp.	1,424	37,366
Genworth Financial, Inc. Class A*	8,953	101,617
Hartford Financial Services Group, Inc.	7,666	178,311
Lincoln National Corp.	3,727	92,728
Loews Corp.	3,635	132,132
MBIA, Inc.*	1,015	4,040
Marsh & McLennan Cos., Inc.	4,699	103,754
MetLife, Inc.	11,702	413,665
Principal Financial Group, Inc.	3,799	91,328
Progressive Corp.*	8,160	146,798
Prudential Financial, Inc.	6,385	317,718
Torchmark Corp.	727	31,952
Travelers Cos., Inc.	4,666	232,647
Unum Group	5,130	100,138
XL Capital Ltd. Class A	3,555	65,163
Total Insurance		3,371,412
Real Estate Investment Trusts—2.5%
Apartment Investment & Management Co. Class A	926	14,742
AvalonBay Communities, Inc.	113	9,278
Boston Properties, Inc.	223	14,957
Equity Residential	632	21,349
HCP, Inc.	327	9,987
Health Care REIT, Inc.	160	7,091
Host Hotels & Resorts, Inc.	4,457	52,012
Kimco Realty Corp.	690	9,336
Plum Creek Timber Co., Inc.	410	15,482
ProLogis	1,935	26,490
Public Storage, Inc.	210	17,105
Simon Property Group, Inc.	496	39,581
Ventas, Inc.	230	10,060
Vornado Realty Trust	387	27,067
Total Real Estate Investment Trusts		274,537
Real Estate Management & Development—0.5%
CB Richard Ellis Group, Inc. Class A*	3,748	50,860
Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc.	2,157	29,616
People's United Financial, Inc.	654	10,922
Total Thrifts & Mortgage Finance		40,538
Total Investments—100.2% (Cost $9,912,917)		11,035,089
Liabilities in Excess of Other Assets—(0.2)%		(19,147)
Net Assets—100.0%		$11,015,942

*  Non-income producing security

**  Non-voting Shares

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES ADR FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.2%
Automobiles & Components—7.9%
Daimler AG (a)	14,082	$750,571
Honda Motor Co. Ltd.** (b)	22,152	750,953
Magna International, Inc. Class A	2,267	114,665
Toyota Motor Corp.** (b)	18,456	1,553,256
Total Automobiles & Components		3,169,445
Banks—12.3%
Banco Bilbao Vizcaya Argentaria SA (b)	11,739	211,772
Banco Bradesco SA** (b)	15,887	347,449
Banco de Chile** (b)	338	18,218
Banco Santander Chile** (b)	358	23,191
Banco Santander SA (b)	22,197	364,919
Bank of Montreal	1,902	100,958
Bank of Nova Scotia	3,253	152,045
Barclays PLC** (b)	25,646	451,370
Canadian Imperial Bank of Commerce	1,290	83,360
Credicorp Ltd.	193	14,865
HSBC Holdings PLC** (b)	13,532	772,541
Itau Unibanco Banco Multiplo SA** (b)	15,735	359,388
KB Financial Group, Inc.* (b)	79	4,017
Lloyds Banking Group PLC* (b)	105,744	345,783
Mitsubishi UFJ Financial Group, Inc.*,** (b)	62,903	309,483
Mizuho Financial Group, Inc.** (b)	50,512	179,823
National Bank of Greece SA** (b)	14,193	73,946
Royal Bank of Canada	3,683	197,225
Royal Bank of Scotland Group PLC*,** (b)	61,148	574,179
Shinhan Financial Group Co., Ltd.** (b)	133	9,879
Toronto-Dominion Bank	2,385	149,587
Westpac Banking Corp.** (b)	1,641	185,466
Total Banks		4,929,464
Capital Goods—4.3%
ABB Ltd.*,** (b)	11,630	222,133
Empresa Brasileira de Aeronaut SA** (b)	1,853	40,970
Koninklijke Philips Electronics NV** (a)	7,505	220,947
Kubota Corp.** (b)	1,655	76,329
Mitsui & Co. Ltd.** (b)	1,426	407,350
Siemens AG (b)	8,008	734,334
Tomkins PLC** (b)	2,626	32,825
Total Capital Goods		1,734,888
Consumer Durables & Apparel—2.9%
Gildan Activewear, Inc.*	306	7,460
Luxottica Group SpA** (b)	1,918	49,254
Panasonic Corp.** (b)	38,234	548,658
Sony Corp.** (b)	18,493	536,297
Total Consumer Durables & Apparel		1,141,669
Consumer Services—0.3%
Carnival PLC* (b)	2,624	88,323
Intercontinental Hotels Group PLC** (b)	734	10,548
Tim Hortons, Inc.	406	12,387
Total Consumer Services		111,258

Investments	Shares	Value
Diversified Financials—5.5%
Credit Suisse Group AG** (b)	5,975	$293,731
Deutsche Bank AG (a)	5,137	364,265
ING Groep NV*,** (b)	123,091	1,207,522
Nomura Holdings, Inc.** (b)	4,528	33,507
ORIX Corp.** (b)	1,012	34,570
UBS AG* (a)	17,513	271,627
Total Diversified Financials		2,205,222
Energy—26.4%
BP PLC** (b)	26,396	1,530,176
Cameco Corp.	554	17,822
Canadian Natural Resources Ltd.	799	57,488
CNOOC Ltd.** (b)	640	99,488
Enbridge, Inc.	1,729	79,914
EnCana Corp.	4,260	137,981
Enerplus Resources Fund (c)	294	6,750
ENI SpA (b)	15,659	792,502
Imperial Oil Ltd.	3,045	117,720
Nexen, Inc.	1,350	32,306
Penn West Energy Trust (c)	800	14,080
PetroChina Co. Ltd. (b)	7,669	912,304
Petroleo Brasilerio SA** (b)	15,386	652,213
Repsol YPF SA** (b)	14,978	399,313
Royal Dutch Shell PLC Class B (b)	32,617	1,896,027
Royal Dutch Shell PLC Class A (b)	31,521	1,894,726
StatoilHydro ASA** (b)	20,494	510,506
Suncor Energy, Inc.	4,247	149,962
Talisman Energy, Inc.	2,093	39,014
Tenaris SA** (b)	1,595	68,027
Total SA** (b)	16,774	1,074,207
TransCanada Corp.	1,518	52,174
Total Energy		10,534,700
Food & Staples Retailing—0.5%
Delhaize Group SA** (b)	2,434	186,737
Food, Beverage & Tobacco—3.5%
Anheuser-Busch InBev NV*,** (b)	4,419	229,921
British American Tobacco PLC** (b)	2,326	150,399
Cadbury PLC** (b)	1,175	60,383
Diageo PLC** (b)	1,508	104,670
Fomento Economico Mexicano SAB De CV (b)	2,068	99,016
Unilever NV (a)	11,518	372,377
Unilever PLC (b)	11,762	375,208
Total Food, Beverage & Tobacco		1,391,974
Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (b)	1,379	73,100
Smith & Nephew PLC** (b)	498	25,523
Total Health Care Equipment & Services		98,623
Insurance—5.8%
Aegon NV*,** (a)	64,045	410,528
Aviva PLC*,** (b)	27,655	361,451
AXA SA** (b)	39,381	932,543
China Life Insurance Co. Ltd. (b)	2,604	191,003
Manulife Financial Corp.	13,857	254,137

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES ADR FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Insurance—5.8% (continued)
Prudential PLC** (b)	1,139	$23,224
Sun Life Financial, Inc.	5,218	149,861
Total Insurance		2,322,747
Materials—5.3%
Agnico-Eagle Mines Ltd.	65	3,510
Agrium, Inc.	1,109	68,204
Arcelormittal** (a)	10,689	489,022
Barrick Gold Corp.	1,405	55,329
BHP Billiton Ltd. (b)	2,313	177,129
BHP Billiton PLC (b)	2,742	175,077
Cemex SAB de CV*,** (b)	9,538	112,739
Cia de Minas Buenaventura SA (b)	198	6,627
Cia Siderurgica Nacional SA** (b)	1,181	37,709
CRH PLC** (b)	6,483	177,179
Eldorado Gold Corp.*	129	1,828
Fibria Celulose S.A.*,** (b)	690	15,760
Gerdau SA** (b)	5,935	101,073
Goldcorp, Inc.	447	17,585
Iamgold Corp.	347	5,427
Kinross Gold Corp.	807	14,849
Lihir Gold Ltd.** (b)	247	7,210
POSCO** (b)	1,166	152,863
Potash Corp. of Saskatchewan	304	32,984
Rio Tinto PLC (b)	1,450	312,315
Sociedad Quimica y Mera de Chile SA** (b)	263	9,881
Southern Copper Corp.	682	22,445
Syngenta AG** (b)	1,356	76,302
Teck Cominco Ltd. Class B*	1,142	39,936
Yamana Gold, Inc.	708	8,057
Total Materials		2,121,040
Media—0.9%
British Sky Broadcasting Group PLC** (b)	1,693	61,320
Grupo Televisa SA** (b)	1,320	27,403
Pearson PLC** (b)	4,128	59,278
Shaw Communications, Inc. Class B**	970	19,953
Thomson Reuters Corp.	2,784	89,784
WPP PLC** (b)	1,927	93,749
Total Media		351,487
Pharmaceuticals, Biotechnology & Life Sciences—2.9%
AstraZeneca PLC** (b)	4,722	221,651
Biovail Corp.	465	6,491
Elan Corp. PLC* (b)	661	4,310
GlaxoSmithKline PLC** (b)	6,785	286,666
Novartis AG (b)	5,154	280,532
Novo Nordisk A/S (b)	959	61,232
QIAGEN NV*	273	6,093
Sanofi-Aventis SA** (b)	6,809	267,390
Shire PLC** (b)	343	20,134
Total Pharmaceuticals, Biotechnology & Life Sciences		1,154,499
Real Estate—0.2%
Brookfield Asset Management, Inc. Class A	3,652	81,001

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.4%
Advantest Corp.** (b)	264	$6,882
ARM Holdings PLC** (b)	418	3,578
ASML Holding NV** (a)	419	14,284
STMicroelectronics NV** (a)	6,220	57,660
Taiwan Semiconductor Manufacturing Co., Ltd.** (b)	4,730	54,111
United Microelectronics Corp.*,** (b)	4,617	17,914
Total Semiconductors & Semiconductor Equipment		154,429
Software & Services—0.3%
SAP AG** (b)	2,133	99,846
Technology Hardware & Equipment—4.8%
Alcatel-Lucent*,** (b)	44,621	148,142
AU Optronics Corp.** (b)	5,246	62,900
Canon, Inc.** (b)	5,595	236,780
Hitachi Ltd.*,** (b)	23,910	733,558
Kyocera Corp.** (b)	896	79,341
Nokia OYJ (b)	30,136	387,247
Research in Motion Ltd.*	948	64,028
Telefonaktiebolaget LM Ericsson (b)	20,250	186,098
Total Technology Hardware & Equipment		1,898,094
Telecommunication Services—12.1%
America Movil SAB de CV Series L** (b)	4,043	189,940
BCE, Inc.	3,850	106,299
BT Group PLC** (b)	11,760	255,662
China Mobile Ltd.** (b)	9,336	433,470
Chungwa Telecom Ltd.** (b)	2,083	38,681
Deutsche Telekom AG** (b)	39,778	584,737
France Telecom SA** (b)	19,348	488,344
Hellenic Telecommunications Organization SA** (b)	6,993	52,587
Nippon Telegraph & Telephone Corp.** (b)	34,450	680,043
NTT DoCoMo, Inc.** (b)	21,071	294,573
Portugal Telecom SGPS SA** (b)	5,033	61,101
Rogers Communications, Inc. Class B**	2,262	70,122
SK Telecom Co., Ltd.** (b)	3,758	61,105
Tele Norte Leste Participacoes SA** (b)	4,179	89,514
Telecom Corp. of New Zealand, Ltd.** (b)	2,511	22,574
Telecom Italia SpA (b)	16,907	260,875
Telefonica SA** (b)	6,147	513,398
Telefonos de Mexico SAB de CV Class L** (b)	3,554	58,925
TELUS Corp.**	1,836	57,191
Vodafone Group PLC (b)	21,643	499,738
Total Telecommunication Services		4,818,879
Transportation—0.3%
Canadian National Railway Co.	830	45,119
Canadian Pacific Railway Ltd.	490	26,460
Lan Airlines SA** (b)	1,566	26,105
Ryanair Holdings PLC*,** (b)	1,057	28,349
Total Transportation		126,033

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES ADR FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Utilities—2.4%
Centrais Eletricas Brasileiras SA Class C (b)	4,787	$100,958
CIA Energetica de Minas Gerais** (b)	2,087	37,691
Empresa Nacional de Electricidad SA**	595	29,911
Enersis SA** (b)	3,682	84,171
Korea Electric Power Corp.* (b)	12,504	181,808
National Grid PLC** (b)	3,079	167,435
TransAlta Corp.	760	16,925
Veolia Environnement** (b)	10,135	333,239
Total Utilities		952,138
Total Common Stocks (Cost $37,721,879)		39,584,173
PREFERRED STOCKS—0.7%
Food, Beverage & Tobacco—0.2%
Cia de Bebidas das Americas** (b)	670	67,730
Materials—0.5%
Vale SA** (b)	7,167	177,885
Utilities—0.0%†
Cia Paranaense de Energia-Copel Preference B** (b)	851	18,254
Total Preferred Stocks (Cost $226,003)		263,869
Total Investments—99.9% (Cost $37,947,882)		39,848,042
Other Assets in Excess of Liabilities—0.1%		35,709
Net Assets—100.0%		$39,883,751

Country	Value	% of Net Assets
Australia	$362,595	0.9%
Belgium	416,657	1.0
Brazil	2,046,593	5.1
Britain	7,043,074	17.6
Canada	2,668,193	6.7
Chile	191,477	0.5
China	1,103,308	2.8
Denmark	61,232	0.2
Finland	387,248	1.0
France	3,243,863	8.1
Germany	2,606,852	6.5
Greece	126,533	0.3
Hong Kong	532,958	1.3
Ireland	229,973	0.6
Italy	1,102,631	2.8
Japan	6,461,405	16.2
Luxembourg	557,048	1.4
Mexico	488,024	1.2
Netherlands	6,022,506	15.1
New Zealand	22,574	0.1
Norway	510,505	1.3
Papua N.Guinea	7,210	— †
Peru	21,492	0.1
Portugal	61,101	0.2
South Korea	409,672	1.0
Spain	1,489,401	3.7
Sweden	186,098	0.5
Switzerland	1,201,984	3.0
Taiwan	173,606	0.4
United States	112,229	0.3
Total Investments	39,848,042	99.9
Other Assets in Excess of Liabilities	35,709	0.1
Net Assets	$39,883,751	100.0%

*  Non-income producing security.

**  Non-voting Shares

(a)  Registered Shares

(b)  American Depositary Receipt

(c)  Units

†  Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—88.5%
Automobiles & Components—0.6%
China Automotive Systems, Inc.*	2,472	$46,251
SORL Auto Parts, Inc.*	4,149	35,391
Total Automobiles & Components		81,642
Banks—0.3%
National Bankshares, Inc.	1,270	35,928
Capital Goods—0.8%
Miller Industries, Inc.*	3,550	40,293
Trina Solar Ltd.* (a)	1,044	56,344
Total Capital Goods		96,637
Commercial & Professional Services—0.9%
51job, Inc.* (a)	2,060	36,503
APAC Customer Services, Inc.*	6,833	40,725
RINO International Corp.*	1,416	39,152
Total Commercial & Professional Services		116,380
Consumer Durables & Apparel—0.3%
Deer Consumer Products Inc.*	2,882	32,624
Consumer Services—1.4%
Caribou Coffee Co., Inc.*	5,110	39,449
Carrols Restaurant Group, Inc.*	8,908	62,980
ChinaCast Education Corp.*	4,780	36,137
Ctrip.com International Ltd.* (a)	548	39,379
Total Consumer Services		177,945
Diversified Financials—0.6%
Credit Acceptance Corp.*	1,056	44,458
Main Street Capital Corp.	2,035	32,804
Total Diversified Financials		77,262
Energy—1.8%
Dril-Quip, Inc.*	855	48,290
FMC Technologies, Inc.*	3,077	177,974
Total Energy		226,264
Food & Staples Retailing—2.3%
Whole Foods Market, Inc.*	10,544	289,433
Food, Beverage & Tobacco—2.7%
Del Monte Foods Co.	14,196	160,983
Green Mountain Coffee Roasters, Inc.*	866	70,553
Wimm-Bill-Dann Foods*,** (a)	5,000	119,150
Total Food, Beverage & Tobacco		350,686
Health Care Equipment & Services—13.1%
Alcon, Inc.	1,518	249,483
Edwards Lifesciences Corp.*	930	80,771
Health Management Associates, Inc. Class A*	25,122	182,637
McKesson Corp.	14,018	876,125
Providence Service Corp.*	3,479	54,968
Shamir Optical Industry Ltd.	4,089	32,712
Sharps Compliance Corp.*	3,105	29,808
Sirona Dental Systems, Inc.*	1,709	54,244
SXC Health Solutions Corp.*	1,460	78,767
Transcend Services, Inc.*	1,717	36,675
Total Health Care Equipment & Services		1,676,190

Investments	Shares	Value
Household & Personal Products—2.0%
Medifast, Inc.*	1,166	$35,656
NBTY, Inc.*	2,697	117,428
Nu Skin Enterprises, Inc. Class A	2,722	73,140
Orchids Paper Products Co.*	1,664	33,313
Total Household & Personal Products		259,537
Insurance—0.3%
Universal Insurance Holdings, Inc.	6,364	37,357
Materials—6.6%
Boise, Inc.*	19,329	102,637
China Agritech, Inc.*	1,473	41,170
China Green Agriculture, Inc.*	2,234	32,840
Clearwater Paper Corp.*	1,257	69,097
Eldorado Gold Corp.*	3,053	43,261
IAMGOLD Corp.	3,958	61,903
KMG Chemicals, Inc.	2,724	40,724
NewMarket Corp.	735	84,356
Omnova Solutions, Inc.*	8,679	53,202
Schweitzer-Mauduit International, Inc.	856	60,220
Silver Wheaton Corp.*	2,421	36,363
Teck Resources Ltd. Class B*	6,312	220,731
Total Materials		846,504
Pharmaceuticals, Biotechnology & Life Sciences—1.9%
Dr. Reddy's Laboratories Ltd.** (a)	3,034	73,453
Hi-Tech Pharmacal Co., Inc.*	1,306	36,633
Life Technologies Corp.*	2,520	131,620
Total Pharmaceuticals, Biotechnology & Life Sciences		241,706
Retailing—11.0%
Amazon.com, Inc.*	5,735	771,471
CarMax, Inc.*	11,091	268,956
hhgregg, Inc.*	3,694	81,379
Kirkland's Inc.*	2,486	43,182
NetFlix, Inc.*	1,640	90,430
priceline.com, Inc.*	507	110,780
Winmark Corp.*	1,550	34,178
Total Retailing		1,400,376
Semiconductors & Semiconductor Equipment—2.5%
Advanced Semiconductor Engineering Inc.** (a)	25,665	113,696
Cree, Inc.*	940	52,988
Marvell Technology Group Ltd.*	5,699	118,254
Mellanox Technologies Ltd.*	1,835	34,608
Total Semiconductors & Semiconductor Equipment		319,546
Software & Services—17.4%
ArcSight, Inc.*	1,388	35,505
Baidu, Inc.* (a)	132	54,282
Check Point Software Technologies*	1,822	61,729
Cognizant Technology Solutions Corp. Class A*	3,155	142,922
Global Cash Access Holdings, Inc.*	6,947	52,033
Google Inc. Class A*	1,333	826,433
i2 Technologies, Inc.*	2,081	39,789
Infosys Technologies Ltd. (a)	3,572	197,424

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — concluded

REVENUESHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2009 (UNAUDITED)

Investments	Shares	Value
Software & Services—17.4% (continued)
Longtop Financial Technologies Ltd.* (a)	934	$34,577
MicroStrategy Inc. Class A*	487	45,788
NIC Inc.	3,715	33,955
Patni Computer Systems Ltd.** (a)	2,700	55,215
PLATO Learning, Inc.*	8,369	36,489
Rackspace Hosting, Inc.*	2,290	47,747
Radiant Systems, Inc.*	4,157	43,233
SRS Labs, Inc.*	4,279	31,365
Sybase, Inc.*	1,615	70,091
Telvent GIT SA	1,879	73,243
TNS, Inc.*	1,814	46,602
VanceInfo Technologies, Inc.*,** (a)	1,892	36,345
VistaPrint NV*	865	49,011
Wipro Ltd.** (a)	9,703	216,086
Total Software & Services		2,229,864
Technology Hardware & Equipment—19.3%
Apple, Inc.*	4,433	934,743
F5 Networks, Inc.*	1,071	56,742
Multi-Fineline Electronix, Inc.*	1,966	55,775
Netapp, Inc.*	4,718	162,252
STEC, Inc.*	2,689	43,938
Tech Data Corp.*	16,789	783,375
Telestone Technologies Corp.*	1,868	37,061
Teradata Corp.*	2,880	90,518
Western Digital Corp.*	6,802	300,308
Total Technology Hardware & Equipment		2,464,712
Telecommunication Services—2.7%
AboveNet, Inc.*	695	45,203
Vivo Participacoes SA** (a)	9,554	296,174
Total Telecommunication Services		341,377
Total Common Stocks (Cost $10,878,735)		11,301,970
PREFERRED STOCK—11.5%
Energy—4.5%
Ultrapar Particpacoes SA** (a)	12,198	572,086
Food, Beverage & Tobacco—3.2%
Cia de Bebidas das Americas** (a)	4,079	412,346
Materials—2.0%
Braskem SA*,** (a)	15,383	252,435
Media—0.8%
Net Servicos de Comunicacao SA*,** (a)	7,532	101,908
Transportation—1.0%
Gol-Linhas Aereas Inteligentes SA*,** (a)	8,320	127,712
Total Preferred Stocks (Cost $1,472,023)		1,466,487
Total Investments—100.0% (Cost $12,350,758)		12,768,457
Liabilities in Excess of Other Assets—(0.0)%†		(2,619)
Net Assets—100.0%		$12,765,838

*  Non-income producing security

**  Non-voting Shares

(a)  American Depositary Receipt

†  More than (0.05)%

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
ASSETS:
Investments at value (Note 2)	$101,488,124	$75,839,119	$73,957,074	$11,035,089	$39,848,042	$12,768,457
Cash	341,179	246,833	25,051	33,250	562,822	70,766
Receivables:
Expense reimbursement due from Adviser	—	—	—	2,782	—	1,231
Dividends	131,067	49,306	43,630	5,028	44,066	11,889
Capital shares sold	—	—	1,296,076	—	—	—
Securities sold	—	49,914	77,362	—	200,091	195,645
Prepaid expenses and other assets	20,961	6,904	5,848	712	868	269
Total Assets	101,981,331	76,192,076	75,405,041	11,076,861	40,655,889	13,048,257
LIABILITIES:
Payables:
Investment securities purchased	—	46,283	1,296,654	—	370,648	51,506
Dividends	345,509	175,186	75,274	29,352	352,682	198,028
Advisory fees (Note 3)	10,198	8,379	7,302	—	1,270	—
Principal Financial Officer fees	1,833	—	—	654	538	297
Trustee fees	3,400	871	637	202	226	154
Other accrued expenses	166,196	99,597	112,580	30,711	46,774	32,434
Total Liabilities	527,136	330,316	1,492,447	60,919	772,138	282,419
NET ASSETS	$101,454,195	$75,861,760	$73,912,594	$11,015,942	$39,883,751	$12,765,838
NET ASSETS CONSIST OF:
Paid-in capital	$94,921,909	$63,874,400	$60,722,609	$8,762,462	$37,226,982	$10,988,028
Undistributed accumulated net investment income (loss)	1,266	4,191	(35,979)	514	(12,120)	(1,400)
Undistributed accumulated net realized gain on investments	1,020,604	3,957,018	4,845,690	1,130,794	768,729	1,361,511
Net unrealized appreciation on investments	5,510,416	8,026,151	8,380,274	1,122,172	1,900,160	417,699
NET ASSETS	$101,454,195	$75,861,760	$73,912,594	$11,015,942	$39,883,751	$12,765,838
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	4,951,400	3,151,400	2,851,400	400,000	1,100,000	400,000
Net asset value, per share	$20.49	$24.07	$25.92	$27.54	$36.26	$31.91
Investments at cost	$95,977,708	$67,812,968	$65,576,800	$9,912,917	$37,947,882	$12,350,758

The accompanying notes are an integral part of these financial statements.

Statements of Operations

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
INVESTMENT INCOME:
Dividend income	$774,039	$406,529	$218,249	$65,662	$322,182	$38,589
Foreign withholding tax	—	—	—	—	(21,984)	(135)
Total Income	774,039	406,529	218,249	65,662	300,198	38,454
EXPENSES:
Advisory fees (Note 3)	178,354	143,090	150,041	22,673	58,529	30,343
BNY Fund Services fees	105,876	67,125	76,677	11,317	26,253	11,245
Professional fees	30,321	20,577	20,993	13,304	13,401	12,722
Compliance fees	15,987	11,694	12,034	5,262	5,634	4,492
Principal Financial Officer fees	14,201	10,387	10,690	4,670	5,001	3,987
Trustees fees	4,719	2,743	2,604	645	772	504
Other expense	22,456	14,739	14,212	6,135	6,745	6,265
Total Expenses	371,914	270,355	287,251	64,006	116,335	69,558
Less expense waivers and reimbursements (Note 3)	(177,706)	(115,818)	(125,207)	(39,319)	(68,537)	(39,215)
Net Expenses	194,208	154,537	162,044	24,687	47,798	30,343
Net Investment Income	579,831	251,992	56,205	40,975	252,400	8,111
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,376,726)	(86,670)	(799,425)	(27,376)	32,723	159,435
Net realized gain on In-kind redemptions	5,451,078	5,267,945	6,748,111	1,223,120	921,168	1,479,506
Total realized gain	4,074,352	5,181,275	5,948,686	1,195,744	953,891	1,638,941
Net change in unrealized appreciation on investments	10,412,140	6,938,552	6,124,817	643,971	1,394,720	51,316
Net realized and unrealized gain on investments	14,486,492	12,119,827	12,073,503	1,839,715	2,348,611	1,690,257
Net increase in net assets resulting from operations	$15,066,323	$12,371,819	$12,129,708	$1,880,690	$2,601,011	$1,698,368

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
OPERATIONS:
Net investment income	$579,831	$687,977	$251,992	$123,809	$56,205	$62,755
Net realized gain (loss) on investments	4,074,352	(5,274,869)	5,181,275	(1,203,160)	5,948,686	(1,102,600)
Net change in unrealized appreciation (depreciation) on investments	10,412,140	(2,144,931)	6,938,552	1,320,689	6,124,817	2,604,691
Net increase (decrease) in net assets resulting from operations	15,066,323	(6,731,823)	12,371,819	241,338	12,129,708	1,564,846
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(763,811)	(510,754)	(288,788)	(85,012)	(115,118)	(47,294)
Realized gains	—	—	—	—	—	—
Total distributions to shareholders	(763,811)	(510,754)	(288,788)	(85,012)	(115,118)	(47,294)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	47,232,378	52,727,371	46,799,599	27,160,779	47,240,133	25,879,509
Cost of shares redeemed	(13,313,899)	(24,299,946)	(13,187,232)	(2,019,587)	(17,441,311)	—
Net increase in net assets resulting from shareholder transactions	33,918,479	28,427,425	33,612,367	25,141,192	29,798,822	25,879,509
Increase in net assets	48,220,991	21,184,848	45,695,398	25,297,518	41,813,412	27,397,061
NET ASSETS:
Beginning of period	53,233,204	32,048,356	30,166,362	4,868,844	32,099,182	4,702,121
End of period	$101,454,195	$53,233,204	$75,861,760	$30,166,362	$73,912,594	$32,099,182
Undistributed net investment income (loss) included in net assets at end of period	$1,266	$185,246	$4,191	$40,987	$(35,979)	$22,934
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,201,400	1,401,400[1]	1,601,400	201,400[1]	1,601,400	201,400[1]
Shares sold	2,400,000	3,100,000[1]	2,100,000	1,500,000[1]	1,950,000	1,400,000[1]
Shares redeemed	(650,000)	(1,300,000)[1]	(550,000)	(100,000)[1]	(700,000)	—[1]
Shares outstanding, end of period	4,951,400	3,201,400[1]	3,151,400	1,601,400[1]	2,851,400	1,601,400[1]

*  Commencement of operations .

1  On November 6, 2008, there was a 2 for 1 stock split. Historical share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Six Months Ended December 31, 2009 (Unaudited)	For the Period November 10, 2008* Through June 30, 2009	Six Months Ended December 31, 2009 (Unaudited)	For the Period November 18, 2008* Through June 30, 2009	Six Months Ended December 31, 2009 (Unaudited)	For the Period January 21, 2009* Through June 30, 2009
OPERATIONS:
Net investment income	$40,975	$28,942	$252,400	$75,491	$8,111	$10,646
Net realized gain (loss) on investments	1,195,744	(64,950)	953,891	(32,367)	1,638,941	(85,310)
Net change in unrealized appreciation (depreciation) on investments	643,971	478,201	1,394,720	505,440	51,316	366,383
Net increase (decrease) in net assets resulting from operations	1,880,690	442,193	2,601,011	548,564	1,698,368	291,719
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(48,945)	(20,458)	(325,635)	(16,525)	(10,832)	(9,325)
Realized gains	—	—	(150,700)	—	(192,120)	—
Total distributions to shareholders	(48,945)	(20,458)	(476,335)	(16,525)	(202,952)	(9,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,348,069	5,168,638	33,925,699	6,989,896	15,607,598	5,221,250
Cost of shares redeemed	(2,754,245)	—	(3,688,559)	—	(9,840,820)	—
Net increase in net assets resulting from shareholder transactions	3,593,824	5,168,638	30,237,140	6,989,896	5,766,778	5,221,250
Increase in net assets	5,425,569	5,590,373	32,361,816	7,521,935	7,262,194	5,503,644
NET ASSETS:
Beginning of period	5,590,373	—	7,521,935	—	5,503,644	—
End of period	$11,015,942	$5,590,373	$39,883,751	$7,521,935	$12,765,838	$5,503,644
Undistributed net investment income (loss) included in net assets at end of period	$514	$8,484	$(12,120)	$61,115	$(1,400)	$1,321
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,000	—	250,000	—	200,000	—
Shares sold	250,000	250,000	950,000	250,000	500,000	200,000
Shares redeemed	(100,000)	—	(100,000)	—	(300,000)	—
Shares outstanding, end of period	400,000	250,000	1,100,000	250,000	400,000	200,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	RevenueShares Large Cap Fund			RevenueShares Mid Cap Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]
Per Share Operating Performance:
Net asset value, beginning of period	$16.63	$22.87	$25.00	$18.84	$24.17	$25.00
Net investment income[3]	0.14	0.33	0.15	0.10	0.18	0.08
Net realized and unrealized gain (loss) on investments	3.91	(6.34)	(2.23)	5.24	(5.36)	(0.84)
Total gain (loss) from investment operations	4.05	(6.01)	(2.08)	5.34	(5.18)	(0.76)
Less Distributions from:
Net investment income	(0.19)	(0.23)	(0.05)	(0.11)	(0.15)	(0.07)
Realized gains	—	—	—	—	—	—
Total distributions	(0.19)	(0.23)	(0.05)	(0.11)	(0.15)	(0.07)
Net asset value, end of period	$20.49	$16.63	$22.87	$24.07	$18.84	$24.17
Total Return at Net Asset Value[4]	24.46%	(26.27)%	(8.31)%	28.39%	(21.39)%	(3.02)%
Total Return at Market Value[4]	24.01%	(26.52)%	(8.19)%	27.88%	(21.71)%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$101,454	$53,233	$32,048	$75,862	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[5]	0.49%	0.49%[5]	0.54%[5]	0.54%	0.54%[5]
Expenses, prior to expense waivers and reimbursements	0.94%[5]	1.89%	2.32%[5]	0.94%[5]	2.02%	4.93%[5]
Net investment income, net of waivers and reimbursements	1.46%[5]	2.05%	1.87%[5]	0.88%[5]	1.12%	0.89%[5]
Portfolio turnover rate[6]	6.81%	23.67%	0.88%	7.57%	35.25%	1.07%

1  Commencement of operations.

2  On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

3  Based on average daily shares outstanding.

4  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Annualized for periods less than one year.

6  Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued

	RevenueShares Small Cap Fund			RevenueShares Financials Sector Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Six Months Ended December 31, 2009 (Unaudited)	For the Period November 10, 2008[1] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$20.04	$23.35	$25.00	$22.36	$25.00
Net investment income[3]	0.02	0.11	0.08	0.11	0.19
Net realized and unrealized gain (loss) on investments	5.91	(3.32)	(1.67)	5.21	(2.69)
Total gain (loss) from investment operations	5.93	(3.21)	(1.59)	5.32	(2.50)
Less Distributions from:
Net investment income	(0.05)	(0.10)	(0.06)	(0.14)	(0.14)
Realized gains	—	—	—	—	—
Total distributions	(0.05)	(0.10)	(0.06)	(0.14)	(0.14)
Net asset value, end of period	$25.92	$20.04	$23.35	$27.54	$22.36
Total Return at Net Asset Value[4]	29.60%	(13.67)%	(6.36)%	23.82%	(9.87)%
Total Return at Market Value[4]	29.14%	(13.67)%	(6.10)%	23.63%	(10.03)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$73,913	$32,099	$4,702	$11,016	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.54%[5]	0.54%	0.54%[5]	0.49%[5]	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.96%[5]	2.20%	5.03%[5]	1.27%[5]	3.14%[5]
Net investment income, net of waivers and reimbursements	0.19%[5]	0.62%	0.85%[5]	0.81%[5]	1.60%[5]
Portfolio turnover rate[6]	9.66%	32.38%	6.44%	0.61%	19.26%

The accompanying notes are an integral part of these financial statements.

Financial Highlights — concluded

	RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Six Months Ended December 31, 2009 (Unaudited)	For the Period November 18, 2008[1] Through June 30, 2009	Six Months Ended December 31, 2009 (Unaudited)	For the Period January 21, 2009[1] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.09	$25.00	$27.52	$25.00
Net investment income[3]	0.46	0.58	0.02	0.09
Net realized and unrealized gain (loss) on investments	6.40	4.68	4.88	2.52
Total gain (loss) from investment operations	6.86	5.26	4.90	2.61
Less Distributions from:
Net investment income	(0.55)	(0.17)	(0.03)	(0.09)
Realized gains	(0.14)	—	(0.48)	—
Total distributions	(0.69)	(0.17)	(0.51)	(0.09)
Net asset value, end of period	$36.26	$30.09	$31.91	$27.52
Total Return at Net Asset Value[4]	23.00%	21.15%	17.80%	10.48%
Total Return at Market Value[4]	21.94%	21.18%	15.81%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$39,884	$7,522	$12,766	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[5]	0.49%[5]	0.60%[5]	0.60%[5]
Expenses, prior to expense waivers and reimbursements	1.19%[5]	3.52%[5]	1.38%[5]	3.72%[5]
Net investment income, net of waivers and reimbursements	2.59%[5]	3.79%[5]	0.16%[5]	0.81%[5]
Portfolio turnover rate[6]	19.21%	82.02%	89.71%	32.48%

1  Commencement of operations.

2  On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

3  Based on average daily shares outstanding.

4  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Annualized for periods less than one year.

6  Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
(UNAUDITED)

1. ORGANIZATION

The RevenueShares ETF Trust, (the "Trust") was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of six active funds (collectively, the "Funds" and each individually a "Fund"). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not. The Funds commenced operations on February 22, 2008 for RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for RevenueShares Financials Sector Fund, November 18, 2008 for RevenueShares ADR Fund and January 21, 2009 for RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund's corresponding benchmark (Standard & Poor's ("S&P") 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. In June 2009, the Financial Accounting Standards Board ("FASB") announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards CodificationTM ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all previous non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification are now non-authoritative. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board").

The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders — Each Fund shareholder is entitled to their share of a Fund's income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions." Income dividends, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Notes to Financial Statements — continued
(UNAUDITED)

Expenses — Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

VTL Associates, LLC (the "Adviser") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee based on a percentage of daily net assets of each Fund. Each Fund is responsible for the payment of all other expenses associated with the operations, including but not limited to brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector, ADR and Navellier Overall A-100 Funds pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund's daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector, ADR, and Navellier Overall A-100 Funds from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49%, 0.60% respectively, based upon each Fund's daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 31, 2011, after which it may be terminated or revised.

For the period ended December 31, 2009, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$174,874
RevenueShares Mid Cap Fund	113,799
RevenueShares Small Cap Fund	123,051
RevenueShares Financials Sector Fund	38,946
RevenueShares ADR Fund	67,929
RevenueShares Navellier Overall A-100 Fund	38,861

Mellon Capital Management Corp. (the "Sub-Adviser"), a separate identifiable division of The Bank of New York Mellon Corporation, acts as investment Sub-Adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Distribution Agreement — Foreside Fund Services, LLC serves as the Funds' distributor (the "Distributor"). The Trust has adopted a distribution and services plan ("12b-1") pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC ("FMS"), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

Notes to Financial Statements — continued
(UNAUDITED)

Neither the Distributor, FCS, nor FMS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust. FCS and FMS have agreed to waive 10% of their fees when aggregate net assets of the Trust are under $300,000,000.

For the period ended December 31, 2009, FCS and FMS waived the following fees:

Fund	Fees Waived by FCS	Fees Waived by FMS
RevenueShares Large Cap Fund	$1,488	$1,344
RevenueShares Mid Cap Fund	1,061	958
RevenueShares Small Cap Fund	1,133	1,023
RevenueShares Financials Sector Fund	196	177
RevenueShares ADR Fund	320	288
RevenueShares Navellier Overall A-100 Fund	186	168

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2009, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more ("Creation Units"). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund's shares may be at, above or below its NAV depending on the premium or discount at which the Fund's shares trade.

The Board authorized a two-for-one stock split for the RevenueShares Large Cap Fund, Mid Cap Fund and Small Cap Fund, effective November 6, 2008, for the shareholders of record on November 3, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM ("ASC") Topic 820 (formerly FAS 157) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Notes to Financial Statements — continued
(UNAUDITED)

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2009 in valuing the Funds' assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Observable	Significant Unobservable
Fund	Common Stock	Preferred Stock	Inputs (Level 2)	Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$101,488,124	$—	—	—	$101,488,124
RevenueShares Mid Cap Fund	75,839,119	—	—	—	75,839,119
RevenueShares Small Cap Fund	73,957,074	—	—	—	73,957,074
RevenueShares Financials Sector Fund	11,035,089	—	—	—	11,035,089
RevenueShares ADR Fund	39,584,173	263,869	—	—	39,848,042
RevenueShares Navellier Overall A-100 Fund	11,301,970	1,466,487	—	—	12,768,457

At December 31, 2009 the Funds did not hold any Level 2 or Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 will require new disclosures regarding transfers into and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009) as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that the adoption of ASU 2010-06 will have on the Funds' financial statements.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2009 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$16,559,141	$5,342,054
RevenueShares Mid Cap Fund	16,666,807	4,233,272
RevenueShares Small Cap Fund	18,297,798	5,592,106
RevenueShares Financials Sector Fund	2,751,764	59,473
RevenueShares ADR Fund	6,891,624	3,848,876
RevenueShares Navellier Overall A-100 Fund	17,406,434	8,846,390

For the period ended December 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$35,870,559	$13,108,412
RevenueShares Mid Cap Fund	33,458,100	12,255,094
RevenueShares Small Cap Fund	33,344,974	16,293,093
RevenueShares Financials Sector Fund	3,593,052	2,690,714
RevenueShares ADR Fund	30,133,496	3,178,123
RevenueShares Navellier Overall A-100 Fund	5,764,482	8,736,566

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

Notes to Financial Statements — continued
(UNAUDITED)

7. TRUSTEE'S FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

8. FEDERAL INCOME TAX

The Funds intend to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Internal Revenue Code"). If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
RevenueShares Large Cap Fund	$95,977,708	$8,645,318	$(3,134,902)	$5,510,416
RevenueShares Mid Cap Fund	67,812,968	8,533,458	(507,307)	8,026,151
RevenueShares Small Cap Fund	65,576,800	9,375,600	(995,326)	8,380,274
RevenueShares Financials Sector Fund	9,912,917	1,359,000	(236,828)	1,122,172
RevenueShares ADR Fund	37,947,882	2,222,373	(322,213)	1,900,160
RevenueShares Navellier Overall A-100 Fund	12,350,758	592,400	(174,701)	417,699

The tax character of distributions paid during the period ended June 30, 2009 were as follows:

Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain
RevenueShares Large Cap Fund	$510,754	$—
RevenueShares Mid Cap Fund	85,012	—
RevenueShares Small Cap Fund	46,898	396
RevenueShares Financials Sector Fund	20,458	—
RevenueShares ADR Fund	16,525	—
RevenueShares Navellier Overall A-100 Fund	9,325	—

At June 30, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year end June 30, 2009, the RevenueShares Mid Cap Fund had carryforward adjustments of $201 and in addition utilized capital loss carryforwards of $1,324.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Total
RevenueShares Large Cap Fund	$26,666	$386,347	$413,013
RevenueShares Mid Cap Fund	3,042	—	3,042
RevenueShares Small Cap Fund	—	48,718	48,718
RevenueShares Financials Sector Fund	—	51,723	51,723
RevenueShares ADR Fund	—	—	—
RevenueShares Navellier Overall A-100 Fund	—	84,856	84,856

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen

Notes to Financial Statements — continued
(UNAUDITED)

in the following fiscal year. During the period ended June 30, 2009, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$1,631,709
RevenueShares Mid Cap Fund	893,258
RevenueShares Small Cap Fund	799,126
RevenueShares Financials Sector Fund	—
RevenueShares ADR Fund	—
RevenueShares Navellier Overall A-100 Fund	—

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expense on the Statement of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds' financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Funds may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund's Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Notes to Financial Statements — concluded
(UNAUDITED)

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund's securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

10. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

On January 13, 2010 the Board approved the termination of the sub-advisory agreement with Mellon Capital Management Corp. ("Mellon Capital Management") Further, the Board approved a sub-advisory agreement with Index Management Solutions, LLC ("Index Management Solutions") to serve as the Funds' sub-adviser. Index Management Solutions is an affiliate of the Adviser. The effective date of the conversion of sub-advisers from Mellon Capital Management to Index Management Solutions was February 12, 2010.

Supplemental Information
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on SEC's website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Funds' website at http://www.revenuesharesetfs.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square

Philadelphia, Pennsylvania 19103

Sub-Adviser

Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, California 94105

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103

RevenueSharesTM ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

www.RevenueSharesETFs.com | 877.738.8870

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)                                  Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)                                 Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 25, 2010

By:	/s/ Christopher Lanza

Christopher Lanza, Chief Financial Officer

Date:	February 25, 2010